As filed with the SEC on April 30, 2019

Registration No. 333-141878

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 14	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2019, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Fidelity Growth and Guaranteed Income® Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of FILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2019. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 33.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Fidelity® VIP Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:

Nationally  1-800-544-2442

Date: April 30, 2019

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity® VIP Balanced Portfolio. The other invests solely in the Fidelity® VIP FundsManager® 60% Portfolio.

The Fidelity® VIP Balanced Portfolio is managed by Fidelity Management & Research Company ("FMR"). The Fidelity® VIP FundsManager® 60% Portfolio is managed by FMR Co., Inc. an affiliate of FMR.

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Prospectus Contents

Glossary	iii
Fee Table	v
Summary of the Contract	1
Facts About FILI, the Variable Account, and the Funds
FILI	4
The Variable Account	4
Financial Statements	5
The Funds	5
Facts About the Contract
Purchase of a Contract	5
Application and Purchase Payment	6
Free Look Privilege	6
Investment Allocation of Your Purchase Payment	7
Making Exchanges Among Investment Options	7
Accumulation Units	9
Withdrawals	9
Guaranteed Withdrawal Benefit for Life	10
Systematic Withdrawal Program	13
Postponement of Payment	14
Signature Guarantee or Customer Authentication	14
Charges	14
Automatic Transfer to Government Money Market Investment Option Upon Due Proof of Death	15
Required Distributions On Death of Owner	15
Annuity Date	16
Annuity Income	17
Contracts Owned by Trusts	18
Abandoned Property	18
Reports to Owners	18
Tax Considerations	19
Other Contract Provisions	23
Selling the Contracts	24
Special Provisions for Sales Under Sponsored Arrangements	24
More About the Investment Options and the Funds
Changes in Investment Options	25
Total Return for an Investment Option	25
Voting Rights	25
Resolving Material Conflicts	26
Litigation	26
Appendix A: Guaranteed Withdrawal Benefit for Life Examples	27
Appendix B: Table of Accumulation Unit Values	29
Appendix C: Table of Accumulation Unit Values	31
Table of Contents of the Statement of Additional Information	33

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Government Money Market Investment Option if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

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Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0	% - 3.5%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk ("M&E") Charge
For Contracts with 1 Annuitant	1.00%[3]
For Contracts with 2 Annuitants	1.15%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees
For Contracts with 1 Annuitant	1.25%[4]
For Contracts with 2 Annuitants	1.40%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.28%	0.74%

1  Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet required minimum distributions under the Code.

2  Premium tax rate varies by state and the type of Contract you own.

3  For Contracts purchased prior to 1/1/2009, the M&E Charge is 0.85% for Contracts with 1 Annuitant and 1.00% for Contracts for 2 Annuitants.

4  For Contracts purchased prior to 1/1/2009, the Total Separate Account Annual Fees is 1.10% for Contracts with 1 Annuitant and 1.25% for Contracts with 2 Annuitants.

5  The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and /or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.28% and 0.69% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Total Separate Account Annual Expenses of 1.40%, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period (during the 1, 3, and 5 year periods, the entire amount surrendered is subject to the 2% surrender fee):

1 year	3 years	5 years	10 years
$423	$888	$1,379	$2,472

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$217	$670	$1,149	$2,472

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals.

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life.

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the required minimum distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

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The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. See Required Distributions on Death of Owner.

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1) You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments on page 13.

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date.

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Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to the Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner.

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant may continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1)  Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.15%1. For a Contract with one Annuitant on the Contract Date, the annual rate is 1.00%1.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3)  Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the required minimum distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4)  Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(5)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

1  For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page 22.

For further information about fees and expenses generally, see Charges.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract may be longer, depending on the state where you purchase the Contract and other factors.

Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states require that we return at least your Purchase Payment for at least a portion of the Free Look Period.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Government Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. Together with your Contract, we will notify you of the date on which your Free Look Period ends. If you cancel the Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date.

See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts About FILI, the Variable Account, and the Funds

FILI

FILI is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

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We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition, the Contract also provides for a Government Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY®
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

VIP refers to Variable Insurance Products

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

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To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

All Annuitant(s) must be age 85 or younger.

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Government Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, then you will be invested in your selected Investment Options beginning on the Contract Date. For administration purposes, we reserve the right to process any investment allocation during the Free Look Period through the Government Money Market Investment Option even if your Contract is Non-qualified and state law requires that we return an amount based on your Contract Value.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Government Money Market Investment Option if your Contract is either a Qualified Contract or state law requires that we return at least the amount of your Purchase Payment. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable

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state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Government Money Market Investment Option if your Contract is either a Non-qualified Contract issued in a state that requires a return of Purchase Payment or a Qualified Contract. We will allocate the value of your Contract to the Government Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Government Money Market Investment Option at any time. See Automatic Transfer To The Government Money Market Investment Option Upon Due Proof Of Death and Free Look Privilege.

You choose the allocation of your Purchase Payment on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Government Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures on page 9.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures on page 9.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

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We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

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Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR or one of its affiliates.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

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We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life.

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $25,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. Federal tax law does not extend the same continuation rights to civil union partners. See Required Distributions on Death of Owner.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

•  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

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Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2 - 64	5%	4.5%
65 - 69	5%	5.0%
70 - 79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

•  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving

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Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

•  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1)  At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2)  Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

•  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1)  Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2)  Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3)  Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4)  Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5)  Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that

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Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your required minimum distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program, the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any required minimum distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your required minimum distribution in a way other than through our Systematic Withdrawal Program and your required minimum distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix A for additional examples of GWB Value increases and decreases.

•  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount on page 12 and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to required minimum distributions ("RMD") under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program so that we do not treat that part of your RMD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount on page 12. In order to receive the greater of your eligible GWB Amount or RMD, you must agree to the following conditions.

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(1)  You must elect to receive the greater of the GWB Amount and the RMD on a Systematic Withdrawal basis and you authorize us to calculate the RMD for you.

(2)  The RMD for a calendar year will be determined by us exclusively from the Contract Value.

(3)  No RMD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4)  If the Contract was purchased prior to your reaching age 70 1/2, your first RMD must be withdrawn in the calendar year in which you reach age 70 1/2 even though the Code allows you to delay your first RMD until April 1st of the calendar year following the year you reach age 70 1/2. We require this so that only one calendar year's RMD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

(5)  If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the RMD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount on page 12.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the RMD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1)  Loss of account ownership;

(2)  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.15%2. This rate will be 1.00%2 if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

2  For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the required minimum distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax for Non-qualified Contracts before the Annuity Date. In these states the premium tax applies to the Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(5)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page 22.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the same continuation rights to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

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If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

ANNUITY DATE

•  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1)  You may receive the greater of (a) or (b) where;

(a)  is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b)  is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2)  You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments on page 13.

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

•  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1)  We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2)  If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3)  If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4)  If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for

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a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday. If the Contract has been inactive and under applicable state law could be considered abandoned property, we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner.

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

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If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

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TAX CONSIDERATIONS

•  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

•  Tax Deferral During Accumulation Period

Under existing provisions of the Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to

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"nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

•  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and payments following the death of an Owner must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

•  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

•  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

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•  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

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•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts on page 21.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  FILI's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2.  Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page 13, we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page 13, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

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After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person's spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

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More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

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We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of required minimum distributions (RMD's) and the impact to the contract of taking the RMD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your required minimum distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

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Example 4.

To satisfy your RMD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page 13 of this prospectus to receive the greater of your GWB Amount and your RMD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or RMD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your RMD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your RMD as shown on page 13 of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your RMD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your RMD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your RMD was taken through our SWP program. We have assumed that all of the conditions for receiving an RMD exception as shown on page 13 of the prospectus have been met.

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Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.10% for one Annuitant and 1.25% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	17.70	16.75	25,999,514
2017	15.39	17.70	29,604,495
2016	14.52	15.39	33,913,755
2015	14.60	14.52	39,206,110
2014	13.40	14.60	42,462,291
2013	11.33	13.40	45,957,404
2012	9.97	11.33	50,275,303
2011	10.46	9.97	53,367,944
2010	8.97	10.46	57,313,134
2009	6.55	8.97	60,718,552

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	17.42	16.47	13,851,109
2017	15.17	17.42	15,713,516
2016	14.33	15.17	17,124,289
2015	14.44	14.33	19,183,521
2014	13.27	14.44	20,299,237
2013	11.24	13.27	21,967,121
2012	9.90	11.24	23,830,330
2011	10.41	9.90	24,985,212
2010	8.94	10.41	25,987,863
2009	6.54	8.94	27,021,200

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	15.59	14.42	16,697,568
2017	13.47	15.59	19,603,696
2016	13.00	13.47	22,427,542
2015	13.09	13.00	25,872,535
2014	12.56	13.09	28,751,331
2013	10.70	12.56	31,804,100
2012	9.70	10.70	35,249,766
2011	10.01	9.70	37,863,165
2010	8.91	10.01	40,826,754
2009	7.35	8.91	43,813,193

GMWB

29

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	15.35	14.18	10,732,313
2017	13.28	15.35	12,474,383
2016	12.84	13.28	14,304,048
2015	12.95	12.84	15,956,966
2014	12.44	12.95	17,300,988
2013	10.62	12.44	19,091,295
2012	9.64	10.62	20,744,363
2011	9.96	9.64	22,338,517
2010	8.88	9.96	23,595,730
2009	7.34	8.88	25,083,223

Fidelity VIP Government Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	9.52	9.57	342,713
2017	9.57	9.52	348,132
2016	9.66	9.57	331,920
2015	9.76	9.66	362,400
2014	9.87	9.76	101,351
2013	9.98	9.87	207,219
2012	10.08	9.98	131,587
2011	10.18	10.08	261,864
2010	10.27	10.18	238,306
2009	10.31	10.27	96,604

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	9.38	9.41	137,759
2017	9.43	9.38	112,852
2016	9.53	9.43	7,511
2015	9.65	9.53	558
2014	9.78	9.65	0
2013	9.90	9.78	11,628
2012	10.01	9.90	11,628
2011	10.13	10.01	3,437
2010	10.23	10.13	6,878
2009	10.29	10.23	7,685

Any Subaccounts that were not part of the Variable Account in 2018 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

30

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.25% for one Annuitant and 1.40% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	30.50	28.82	2,492,674
2017	26.56	30.50	2,940,415
2016	25.09	26.56	3,290,281
2015	25.28	25.09	3,692,475
2014	23.23	25.28	3,956,045
2013	19.68	23.23	4,280,838
2012	17.33	19.68	4,395,124
2011	18.23	17.33	4,606,125
2010	15.64	18.23	4,687,970
2009	11.68	15.64	4,817,291

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	30.08	28.38	2,230,268
2017	26.23	30.08	2,604,934
2016	24.82	26.23	2,744,876
2015	25.04	24.82	3,095,059
2014	23.05	25.04	3,271,577
2013	19.56	23.05	3,427,506
2012	17.25	19.56	3,457,835
2011	18.17	17.25	3,535,165
2010	15.62	18.17	3,482,470
2009	11.68	15.62	3,559,178

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	23.14	21.38	5,048,702
2017	20.03	23.14	5,800,927
2016	19.36	20.03	6,744,453
2015	19.52	19.36	7,601,670
2014	18.76	19.52	8,442,133
2013	16.01	18.76	9,232,997
2012	14.53	16.01	9,746,246
2011	15.02	14.53	10,255,723
2010	13.38	15.02	10,911,981
2009	11.20	13.38	11,485,720

GMWB

31

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	22.82	21.05	4,760,077
2017	19.79	22.82	5,423,192
2016	19.15	19.79	6,287,529
2015	19.34	19.15	6,976,598
2014	18.61	19.34	7,421,319
2013	15.91	18.61	8,233,921
2012	14.46	15.91	8,624,450
2011	14.97	14.46	8,937,497
2010	13.36	14.97	9,356,968
2009	11.20	13.36	9,593,708

Fidelity VIP Government Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	9.12	9.15	57,808
2017	9.17	9.12	235,182
2016	9.27	9.17	37,641
2015	9.39	9.27	75,109
2014	9.51	9.39	56,729
2013	9.62	9.51	37,076
2012	9.74	9.62	9,316
2011	9.85	9.74	0
2010	9.95	9.85	0
2009	10.01	9.95	0

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	8.99	9.01	14,374
2017	9.06	8.99	0
2016	9.17	9.06	0
2015	9.30	9.17	0
2014	9.43	9.30	0
2013	9.56	9.43	34,732
2012	9.69	9.56	0
2011	9.82	9.69	0
2010	9.94	9.82	0
2009	10.01	9.94	0

Any Subaccounts that were not part of the Variable Account in 2018 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

32

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3

GMWB-PRO-0419
1.850778.113

GMWB

33

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INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5.  No deduction is allowed for a rollover contribution.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

10.  The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (of the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectance (or the joint life expectancy of the owner and his or her designated

FGGI IRA

Not Part of the Prospectus

beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner' spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14.  Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15.  The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16.  The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59 1/2. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59 1/2. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

17.  As further described in the prospectus, the following are all the charges that FILI currently makes:

(a)  Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

(b)  Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.15%1 if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 1.00%1.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FGGI IRA

Not Part of the Prospectus

2

(d)  Surrender Charge

FILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the required minimum distributions and are taken as part of a Systematic Withdrawal Program offered by FILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

1  For contracts purchased prior to 1/1/2009 a daily charge equivalent to an annual rate of 1.00% is deducted if the contract has two annuitants and 0.85% if the contract has one annuitant.

FGGI IRA

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2019

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2019 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

GMWB-PTB-0419
1.850779.113

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v in the Fee Table of the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the same continuation rights to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2018 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

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Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2018

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$245,636	$1,546,390	$74,678	$338,017	$341,793	$291,581	$429,258	$367,819
Receivable from FILI	—	—	12	—	149	—	103	—
Total assets	245,636	1,546,390	74,690	338,017	341,942	291,581	429,361	367,819
Liabilities:
Payable to FILI	50	1	—	—	—	—	—	—
Total net assets	$245,586	$1,546,389	$74,690	$338,017	$341,942	$291,581	$429,361	$367,819
Net Assets:
Fidelity Retirement Reserves	$229,428	$—	$58,546	$—	$298,543	$—	$391,369	$—
Fidelity Income Advantage	16,158	—	16,144	—	43,399	—	37,992	—
Fidelity Personal Retirement	—	1,541,118	—	338,017	—	291,581	—	367,819
Fidelity Freedom Lifetime Income	—	36	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	5,235	—	—	—	—	—	—
Total net assets	$245,586	$1,546,389	$74,690	$338,017	$341,942	$291,581	$429,361	$367,819
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,946	—	1,114	—	2,825	—	2,616	—
Unit Value	$20.97	$—	$52.55	$—	$105.67	$—	$149.59	$—
Fidelity Income Advantage:
Units Outstanding	802	—	319	—	426	—	264	—
Unit Value	$20.15	$—	$50.51	$—	$101.57	$—	$143.79	$—
Fidelity Personal Retirement:
Units Outstanding	—	142,607	—	19,157	—	13,687	—	12,352
Highest Value	$—	$11.53	$—	$23.83	$—	$32.90	$—	$44.09
Lowest Value	$—	$10.11	$—	$15.17	$—	$19.92	$—	$28.49
Fidelity Freedom Lifetime Income:
Units Outstanding	—	3	—	—	—	—	—	—
Unit Value	$—	$11.00	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	401	—	—	—	—	—	—
Highest Unit Value	$—	$9.57	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.15	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	152	—	—	—	—	—	—
Highest Unit Value	$—	$9.41	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.01	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$69,862	$202,627	$167,109	$605,709	$187,496	$179,408
Receivable from FILI	22	—	66	1	96	—
Total assets	69,884	202,627	167,175	605,710	187,592	179,408
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$69,884	$202,627	$167,175	$605,710	$187,592	$179,408
Net Assets:
Fidelity Retirement Reserves	$63,712	$—	$131,284	$—	$160,441	$—
Fidelity Income Advantage	6,172	—	35,891	—	27,151	—
Fidelity Personal Retirement	—	202,627	—	605,710	—	179,408
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$69,884	$202,627	$167,175	$605,710	$187,592	$179,408
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,386	—	3,072	—	2,822	—
Unit Value	$45.96	$—	$42.73	$—	$56.85	$—
Fidelity Income Advantage:
Units Outstanding	139	—	873	—	496	—
Unit Value	$44.17	$—	$41.07	$—	$54.64	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,991	—	41,512	—	9,785
Highest Value	$—	$21.05	$—	$16.24	$—	$23.00
Lowest Value	$—	$15.28	$—	$12.58	$—	$16.36
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$2,532,424	$60,344	$96,219	$795,220	$1,221,858	$144,523	$2,407,194
Receivable from FILI	135	36	—	120	—	47	—
Total assets	2,532,559	60,380	96,219	795,340	1,221,858	144,570	2,407,194
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$2,532,559	$60,380	$96,219	$795,340	$1,221,858	$144,570	$2,407,194
Net Assets:
Fidelity Retirement Reserves	$429,213	$49,517	$—	$718,115	$—	$111,776	$—
Fidelity Income Advantage	53,124	10,863	—	77,225	—	32,794	—
Fidelity Personal Retirement	2,050,222	—	96,219	—	1,221,858	—	1,608,437
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	798,757
Total net assets	$2,532,559	$60,380	$96,219	$795,340	$1,221,858	$144,570	$2,407,194
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,472	1,300	—	8,027	—	3,431	—
Unit Value	$78.43	$38.10	$—	$89.46	$—	$32.58	$—
Fidelity Income Advantage:
Units Outstanding	703	296	—	896	—	1,046	—
Unit Value	$75.39	$36.62	$—	$85.99	$—	$31.31	$—
Fidelity Personal Retirement:
Units Outstanding	76,816	—	4,997	—	48,111	—	71,559
Highest Value	$37.61	$—	$25.97	$—	$36.56	$—	$31.86
Lowest Value	$25.81	$—	$17.90	$—	$24.07	$—	$20.07
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	28,492
Highest Value	$—	$—	$—	$—	$—	$—	$28.82
Lowest Value	$—	$—	$—	$—	$—	$—	$16.75
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	16,081
Highest Value	$—	$—	$—	$—	$—	$—	$28.38
Lowest Value	$—	$—	$—	$—	$—	$—	$16.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$18,865	$101,034	$102,600	$171,312	$98,878	$321,276	$263,140	$466,686
Receivable from FILI	11	—	39	—	4	—	—	—
Total assets	18,876	101,034	102,639	171,312	98,882	321,276	263,140	466,686
Liabilities:
Payable to FILI	—	—	—	—	—	—	159	—
Total net assets	$18,876	$101,034	$102,639	$171,312	$98,882	$321,276	$262,981	$466,686
Net Assets:
Fidelity Retirement Reserves	$15,892	$—	$85,301	$—	$83,281	$—	$221,704	$—
Fidelity Income Advantage	2,984	—	17,338	—	15,601	—	41,277	—
Fidelity Personal Retirement	—	101,034	—	171,312	—	321,276	—	466,686
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$18,876	$101,034	$102,639	$171,312	$98,882	$321,276	$262,981	$466,686
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	507	—	2,349	—	2,232	—	5,284	—
Unit Value	$31.32	$—	$36.32	$—	$37.31	$—	$41.95	$—
Fidelity Income Advantage:
Units Outstanding	98	—	496	—	435	—	1,026	—
Unit Value	$30.37	$—	$34.91	$—	$35.86	$—	$40.40	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,729	—	7,032	—	9,211	—	20,731
Highest Value	$—	$41.13	$—	$34.22	$—	$60.20	$—	$34.48
Lowest Value	$—	$26.02	$—	$23.28	$—	$32.51	$—	$19.44
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$28,753	$58,000	$35,629	$127,653	$108,640	$447,074	$26,742	$85,583
Receivable from FILI	16	—	21	—	43	—	15	—
Total assets	28,769	58,000	35,650	127,653	108,683	447,074	26,757	85,583
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$28,769	$58,000	$35,650	$127,653	$108,683	$447,074	$26,757	$85,583
Net Assets:
Fidelity Retirement Reserves	$22,349	$—	$31,746	$—	$97,155	$—	$23,545	$—
Fidelity Income Advantage	6,420	—	3,904	—	11,528	—	3,212	—
Fidelity Personal Retirement	—	58,000	—	127,653	—	447,074	—	85,583
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$28,769	$58,000	$35,650	$127,653	$108,683	$447,074	$26,757	$85,583
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	929	—	1,128	—	2,774	—	1,174	—
Unit Value	$24.06	$—	$28.14	$—	$35.02	$—	$20.05	$—
Fidelity Income Advantage:
Units Outstanding	275	—	143	—	340	—	165	—
Unit Value	$23.33	$—	$27.17	$—	$33.81	$—	$19.36	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,817	—	4,664	—	12,458	—	7,280
Highest Value	$—	$41.82	$—	$30.04	$—	$70.76	$—	$16.28
Lowest Value	$—	$20.00	$—	$24.21	$—	$30.64	$—	$10.99
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$125,375	$620,665	$21,651	$120,583	$28,420	$111,321	$22,581	$146,065
Receivable from FILI	45	1	6	—	13	—	18	—
Total assets	125,420	620,666	21,657	120,583	28,433	111,321	22,599	146,065
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$125,420	$620,666	$21,657	$120,583	$28,433	$111,321	$22,599	$146,065
Net Assets:
Fidelity Retirement Reserves	$110,623	$—	$19,037	$—	$24,358	$—	$19,181	$—
Fidelity Income Advantage	14,797	—	2,620	—	4,075	—	3,418	—
Fidelity Personal Retirement	—	620,666	—	120,583	—	111,321	—	146,065
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$125,420	$620,666	$21,657	$120,583	$28,433	$111,321	$22,599	$146,065
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,356	—	1,322	—	596	—	625	—
Unit Value	$46.96	$—	$14.40	$—	$40.87	$—	$30.65	$—
Fidelity Income Advantage:
Units Outstanding	325	—	188	—	103	—	115	—
Unit Value	$45.34	$—	$13.90	$—	$39.46	$—	$29.60	$—
Fidelity Personal Retirement:
Units Outstanding	—	14,538	—	7,500	—	4,105	—	4,849
Highest Value	$—	$59.96	$—	$31.27	$—	$41.41	$—	$53.16
Lowest Value	$—	$41.11	$—	$12.46	$—	$23.64	$—	$29.38
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$28,865	$136,704	$61,606	$840,109	$16,705
Receivable from FILI	10	—	10	—	5
Total assets	28,875	136,704	61,616	840,109	16,710
Liabilities:
Payable to FILI	—	—	—	—	—
Total net assets	$28,875	$136,704	$61,616	$840,109	$16,710
Net Assets:
Fidelity Retirement Reserves	$25,672	$—	$52,777	$—	$15,164
Fidelity Income Advantage	3,203	—	8,839	—	1,546
Fidelity Personal Retirement	—	136,704	—	840,109	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$28,875	$136,704	$61,616	$840,109	$16,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	772	—	2,685	—	839
Unit Value	$33.24	$—	$19.66	$—	$18.08
Fidelity Income Advantage:
Units Outstanding	99	—	463	—	88
Unit Value	$32.24	$—	$19.08	$—	$17.59
Fidelity Personal Retirement:
Units Outstanding	—	6,351	—	51,217	—
Highest Value	$—	$47.07	$—	$19.70	$—
Lowest Value	$—	$19.46	$—	$13.62	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$218,230	$15,368	$114,745	$10,782
Receivable from FILI	—	—	—	3
Total assets	218,230	15,368	114,745	10,785
Liabilities:
Payable to FILI	—	9	—	—
Total net assets	$218,230	$15,359	$114,745	$10,785
Net Assets:
Fidelity Retirement Reserves	$—	$13,558	$—	$10,785
Fidelity Income Advantage	—	1,801	—	—
Fidelity Personal Retirement	218,230	—	114,745	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$218,230	$15,359	$114,745	$10,785
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	696	—	709
Unit Value	$—	$19.48	$—	$15.21
Fidelity Income Advantage:
Units Outstanding	—	96	—	—
Unit Value	$—	$18.96	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,483	—	5,367	—
Highest Value	$36.61	$—	$38.64	$—
Lowest Value	$18.17	$—	$19.96	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$71,014	$7,477	$25,309	$9,342	$51,905	$21,533	$89,717
Receivable from FILI	—	—	—	—	—	1	—
Total assets	71,014	7,477	25,309	9,342	51,905	21,534	89,717
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$71,014	$7,477	$25,309	$9,342	$51,905	$21,534	$89,717
Net Assets:
Fidelity Retirement Reserves	$—	$7,477	$—	$9,342	$—	$21,534	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	71,014	—	25,309	—	51,905	—	89,717
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$71,014	$7,477	$25,309	$9,342	$51,905	$21,534	$89,717
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	449	—	520	—	1,159	—
Unit Value	$—	$16.64	$—	$17.96	$—	$18.58	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,691	—	1,506	—	2,781	—	4,654
Highest Value	$16.50	$—	$20.52	$—	$22.54	$—	$23.42
Lowest Value	$13.47	$—	$15.11	$—	$16.29	$—	$16.72
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$21,282	$175,246	$17,153	$189,548	$18,099	$198,026
Receivable from FILI	1	—	—	—	—	—
Total assets	21,283	175,246	17,153	189,548	18,099	198,026
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$21,283	$175,246	$17,153	$189,548	$18,099	$198,026
Net Assets:
Fidelity Retirement Reserves	$21,283	$—	$17,153	$—	$18,099	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	175,246	—	189,548	—	198,026
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$21,283	$175,246	$17,153	$189,548	$18,099	$198,026
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,130	—	862	—	907	—
Unit Value	$18.83	$—	$19.89	$—	$19.96	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	9,065	—	9,316	—	9,622
Highest Value	$—	$25.36	$—	$27.26	$—	$28.76
Lowest Value	$—	$17.42	$—	$18.50	$—	$19.18
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$10,669	$30,092	$26,317	$22,395	$193,675	$662,974	$1,357,681
Receivable from FILI	16	13	—	11	—	51	165
Total assets	10,685	30,105	26,317	22,406	193,675	663,025	1,357,846
Liabilities:
Payable to FILI	—	—	32	—	—	—	—
Total net assets	$10,685	$30,105	$26,285	$22,406	$193,675	$663,025	$1,357,846
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$19,362	$—	$42,310	$71,941
Fidelity Income Advantage	—	—	—	3,044	—	9,525	40,612
Fidelity Personal Retirement	—	—	—	—	193,675	600,328	1,133,642
Fidelity Freedom Lifetime Income	10,685	30,105	26,285	—	—	10,862	111,651
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$10,685	$30,105	$26,285	$22,406	$193,675	$663,025	$1,357,846
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	1,111	—	3,009	4,537
Unit Value	$—	$—	$—	$17.43	$—	$14.06	$15.85
Fidelity Income Advantage:
Units Outstanding	—	—	—	179	—	692	2,619
Unit Value	$—	$—	$—	$16.99	$—	$13.71	$15.45
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	9,192	41,048	66,175
Highest Value	$—	$—	$—	$—	$34.33	$15.63	$21.24
Lowest Value	$—	$—	$—	$—	$18.51	$13.26	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	641	1,670	1,344	—	—	824	7,518
Unit Value	$16.65	$18.02	$19.58	$—	$—	$13.17	$14.85
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,681,611	$1,238,714	$417,116	$15,086	$156,630	$8,967	$36,850
Receivable from FILI	52	67	62	11	—	6	—
Total assets	1,681,663	1,238,781	417,178	15,097	156,630	8,973	36,850
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$1,681,663	$1,238,781	$417,178	$15,097	$156,630	$8,973	$36,850
Net Assets:
Fidelity Retirement Reserves	$28,511	$41,938	$23,753	$13,136	$—	$8,272	$—
Fidelity Income Advantage	16,224	23,961	11,080	1,961	—	701	—
Fidelity Personal Retirement	913,579	1,146,589	369,523	—	156,630	—	36,850
Fidelity Freedom Lifetime Income	122,198	26,293	12,822	—	—	—	—
Fidelity Growth and Guaranteed Income	601,151	—	—	—	—	—	—
Total net assets	$1,681,663	$1,238,781	$417,178	$15,097	$156,630	$8,973	$36,850
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,882	2,544	1,414	614	—	492	—
Unit Value	$15.15	$16.49	$16.79	$21.40	$—	$16.82	$—
Fidelity Income Advantage:
Units Outstanding	1,093	1,487	675	94	—	43	—
Unit Value	$14.83	$16.07	$16.36	$20.90	$—	$16.43	$—
Fidelity Personal Retirement:
Units Outstanding	54,373	62,694	19,476	—	7,033	—	2,050
Highest Value	$23.63	$25.36	$28.73	$—	$28.29	$—	$36.03
Lowest Value	$16.07	$17.68	$18.01	$—	$21.27	$—	$16.59
Fidelity Freedom Lifetime Income:
Units Outstanding	7,893	1,698	810	—	—	—	—
Unit Value	$15.48	$15.48	$15.81	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	21,746	—	—	—	—	—	—
Highest Value	$21.38	$—	$—	$—	$—	$—	$—
Lowest Value	$14.42	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	15,492	—	—	—	—	—	—
Highest Value	$21.05	$—	$—	$—	$—	$—	$—
Lowest Value	$14.18	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$4,908	$35,745	$9,003	$73,925	$11,755	$221,610
Receivable from FILI	2	—	—	—	2	—
Total assets	4,910	35,745	9,003	73,925	11,757	221,610
Liabilities:
Payable to FILI	—	—	8	—	—	—
Total net assets	$4,910	$35,745	$8,995	$73,925	$11,757	$221,610
Net Assets:
Fidelity Retirement Reserves	$3,850	$—	$8,131	$—	$10,972	$—
Fidelity Income Advantage	1,060	—	864	—	785	—
Fidelity Personal Retirement	—	35,745	—	73,925	—	221,610
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$4,910	$35,745	$8,995	$73,925	$11,757	$221,610
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	259	—	898	—	1,013	—
Unit Value	$14.88	$—	$9.05	$—	$10.83	$—
Fidelity Income Advantage:
Units Outstanding	73	—	98	—	73	—
Unit Value	$14.53	$—	$8.86	$—	$10.73	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,963	—	6,692	—	19,898
Highest Value	$—	$38.13	$—	$25.40	$—	$11.17
Lowest Value	$—	$15.72	$—	$9.52	$—	$11.10
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity
Assets:
Investments at market value	$59,874	$70,996	$24,827	$40,002	$58,704
Receivable from FILI	2	3	1	—	11
Total assets	59,876	70,999	24,828	40,002	58,715
Liabilities:
Payable to FILI	—	—	—	—	—
Total net assets	$59,876	$70,999	$24,828	$40,002	$58,715
Net Assets:
Fidelity Retirement Reserves	$2,645	$4,553	$703	$1,417	$22,160
Fidelity Income Advantage	966	1,046	221	275	2,526
Fidelity Personal Retirement	56,265	65,400	23,904	38,310	34,029
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$59,876	$70,999	$24,828	$40,002	$58,715
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	260	507	84	165	827
Unit Value	$10.15	$8.98	$8.41	$8.61	$26.79
Fidelity Income Advantage:
Units Outstanding	95	116	26	32	98
Unit Value	$10.14	$8.97	$8.40	$8.60	$25.75
Fidelity Personal Retirement:
Units Outstanding	5,522	7,260	2,833	4,434	2,764
Highest Value	$10.19	$9.01	$8.44	$8.64	$22.81
Lowest Value	$10.19	$9.00	$8.43	$8.64	$11.16
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$111,313	$24,766	$21,270	$24,355	$17,298	$93,523	$13,614
Receivable from FILI	7	—	5	7	2	3	—
Total assets	111,320	24,766	21,275	24,362	17,300	93,526	13,614
Liabilities:
Payable to FILI	—	14	—	—	—	—	—
Total net assets	$111,320	$24,752	$21,275	$24,362	$17,300	$93,526	$13,614
Net Assets:
Fidelity Retirement Reserves	$11,763	$6,403	$6,474	$21,213	$15,375	$11,142	$63
Fidelity Income Advantage	1,527	2,230	1,408	3,149	1,925	533	62
Fidelity Personal Retirement	98,030	16,119	13,393	—	—	81,851	13,489
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$111,320	$24,752	$21,275	$24,362	$17,300	$93,526	$13,614
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	357	372	348	482	355	801	12
Unit Value	$32.93	$17.18	$18.63	$44.01	$43.26	$13.90	$5.06
Fidelity Income Advantage:
Units Outstanding	48	136	78	74	46	39	12
Unit Value	$31.65	$16.52	$17.90	$42.30	$41.59	$13.55	$4.99
Fidelity Personal Retirement:
Units Outstanding	6,436	1,109	998	—	—	6,314	2,557
Highest Value	$20.46	$22.43	$19.47	$—	$—	$23.50	$5.30
Lowest Value	$12.98	$13.17	$12.14	$—	$—	$10.98	$5.25
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$376,430	$171,232	$508,306	$165,920	$91,086	$47,182
Receivable from FILI	5	4	5	—	1	1
Total assets	376,435	171,236	508,311	165,920	91,087	47,183
Liabilities:
Payable to FILI	—	—	—	22	—	—
Total net assets	$376,435	$171,236	$508,311	$165,898	$91,087	$47,183
Net Assets:
Fidelity Retirement Reserves	$31,115	$9,445	$26,247	$5,120	$4,329	$2,779
Fidelity Income Advantage	990	1,148	1,187	602	539	384
Fidelity Personal Retirement	344,330	160,643	480,877	160,176	86,219	44,020
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$376,435	$171,236	$508,311	$165,898	$91,087	$47,183
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,809	775	2,065	419	399	278
Unit Value	$11.07	$12.19	$12.71	$12.22	$10.84	$10.01
Fidelity Income Advantage:
Units Outstanding	91	96	95	52	50	39
Unit Value	$10.87	$11.96	$12.48	$12.06	$10.69	$9.87
Fidelity Personal Retirement:
Units Outstanding	30,131	13,067	37,017	12,574	7,628	4,222
Highest Value	$11.66	$12.83	$13.38	$12.82	$11.37	$10.50
Lowest Value	$11.15	$11.71	$12.38	$12.69	$11.25	$10.39
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$3,576	$19,733	$4,473	$20,248	$8,654	$7,200
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,529	—	485	—	2,572	—
Administrative and other charges	102	—	32	—	171	—
Total expenses	1,631	—	517	—	2,743	—
Fidelity Income Advantage:
Mortality and expense risk charges	107	—	135	—	379	—
Administrative and other charges	36	—	45	—	126	—
Total expenses	143	—	180	—	505	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,585	—	489	—	466
Administrative and other charges	—	599	—	185	—	167
Total expenses	—	2,184	—	674	—	633
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	47	—	—	—	—
Administrative and other charges	—	14	—	—	—	—
Total expenses	—	61	—	—	—	—
Total expenses	1,774	2,245	697	674	3,248	633
Net investment income (loss)	1,802	17,488	3,776	19,574	5,406	6,567
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(7,623)	(2,216)	(1,171)	2,347
Realized gain distributions	—	—	—	—	18,459	15,610
Net realized gain (loss) on investments	—	—	(7,623)	(2,216)	17,288	17,957
Unrealized appreciation (depreciation)	—	—	597	(30,667)	(57,117)	(52,144)
Net increase (decrease) in net assets from operations	$1,802	$17,488	$(3,250)	$(13,309)	$(34,423)	$(27,620)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,180	$658	$1,279	$3,524	$4,186	$15,146
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,386	—	594	—	1,025	—
Administrative and other charges	226	—	40	—	68	—
Total expenses	3,612	—	634	—	1,093	—
Fidelity Income Advantage:
Mortality and expense risk charges	333	—	62	—	280	—
Administrative and other charges	111	—	21	—	93	—
Total expenses	444	—	83	—	373	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	590	—	351	—	912
Administrative and other charges	—	212	—	130	—	320
Total expenses	—	802	—	481	—	1,232
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4,056	802	717	481	1,466	1,232
Net investment income (loss)	(2,876)	(144)	562	3,043	2,720	13,914
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	14,925	19,476	1,359	7,847	(1,155)	(2,648)
Realized gain distributions	67,968	52,648	—	—	1,111	4,191
Net realized gain (loss) on investments	82,893	72,124	1,359	7,847	(44)	1,543
Unrealized appreciation (depreciation)	(81,330)	(76,083)	(15,134)	(48,399)	(5,367)	(21,747)
Net increase (decrease) in net assets from operations	$(1,313)	$(4,103)	$(13,213)	$(37,509)	$(2,691)	$(6,290)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,446	$3,180	$52,124	$970	$1,464	$6,435	$8,752
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,346	—	3,664	426	—	6,296	—
Administrative and other charges	90	—	244	28	—	420	—
Total expenses	1,436	—	3,908	454	—	6,716	—
Fidelity Income Advantage:
Mortality and expense risk charges	230	—	463	95	—	685	—
Administrative and other charges	77	—	154	31	—	228	—
Total expenses	307	—	617	126	—	913	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	289	3,005	—	167	—	1,977
Administrative and other charges	—	95	1,123	—	54	—	681
Total expenses	—	384	4,128	—	221	—	2,658
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,743	384	8,653	580	221	7,629	2,658
Net investment income (loss)	1,703	2,796	43,471	390	1,243	(1,194)	6,094
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(566)	289	123,370	1,137	838	22,911	29,889
Realized gain distributions	6,942	6,130	13,222	2,738	4,163	80,178	115,903
Net realized gain (loss) on investments	6,376	6,419	136,592	3,875	5,001	103,089	145,792
Unrealized appreciation (depreciation)	(20,323)	(19,925)	(307,922)	(9,747)	(14,580)	(160,877)	(240,226)
Net increase (decrease) in net assets from operations	$(12,244)	$(10,710)	$(127,859)	$(5,482)	$(8,336)	$(58,982)	$(88,340)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,327	$36,643	$128	$574	$426	$555
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	938	—	142	—	761	—
Administrative and other charges	62	—	10	—	51	—
Total expenses	1,000	—	152	—	812	—
Fidelity Income Advantage:
Mortality and expense risk charges	276	—	28	—	157	—
Administrative and other charges	92	—	9	—	52	—
Total expenses	368	—	37	—	209	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,672	—	159	—	295
Administrative and other charges	—	836	—	59	—	101
Total expenses	—	3,508	—	218	—	396
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	8,619	—	—	—	—
Administrative and other charges	—	2,315	—	—	—	—
Total expenses	—	10,934	—	—	—	—
Total expenses	1,368	14,442	189	218	1,021	396
Net investment income (loss)	959	22,201	(61)	356	(595)	159
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,149	46,029	332	1,728	4,786	6,329
Realized gain distributions	8,053	128,404	2,197	11,030	7,145	12,016
Net realized gain (loss) on investments	11,202	174,433	2,529	12,758	11,931	18,345
Unrealized appreciation (depreciation)	(19,647)	(319,943)	(3,581)	(18,772)	(22,226)	(36,019)
Net increase (decrease) in net assets from operations	$(7,486)	$(123,309)	$(1,113)	$(5,658)	$(10,890)	$(17,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$114	$278	$2,098	$3,247	$351	$660
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	639	—	2,099	—	219	—
Administrative and other charges	43	—	140	—	15	—
Total expenses	682	—	2,239	—	234	—
Fidelity Income Advantage:
Mortality and expense risk charges	121	—	395	—	60	—
Administrative and other charges	41	—	132	—	20	—
Total expenses	162	—	527	—	80	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	395	—	796	—	101
Administrative and other charges	—	146	—	289	—	39
Total expenses	—	541	—	1,085	—	140
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	844	541	2,766	1,085	314	140
Net investment income (loss)	(730)	(263)	(668)	2,162	37	520
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,354	8,076	4,747	6,103	130	(75)
Realized gain distributions	5,379	14,367	28,510	48,550	1,704	3,531
Net realized gain (loss) on investments	13,733	22,443	33,257	54,653	1,834	3,456
Unrealized appreciation (depreciation)	(4,656)	(217)	(79,591)	(138,256)	(8,313)	(16,548)
Net increase (decrease) in net assets from operations	$8,347	$21,963	$(47,002)	$(81,441)	$(6,442)	$(12,572)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$579	$2,109	$—	$—	$347	$999
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	164	—	989	—	249	—
Administrative and other charges	11	—	66	—	17	—
Total expenses	175	—	1,055	—	266	—
Fidelity Income Advantage:
Mortality and expense risk charges	21	—	120	—	34	—
Administrative and other charges	7	—	40	—	11	—
Total expenses	28	—	160	—	45	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	151	—	764	—	154
Administrative and other charges	—	51	—	284	—	58
Total expenses	—	202	—	1,048	—	212
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	203	202	1,215	1,048	311	212
Net investment income (loss)	376	1,907	(1,215)	(1,048)	36	787
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	512	2,231	16,813	50,324	(1,700)	(804)
Realized gain distributions	1,471	5,815	10,175	37,271	36	115
Net realized gain (loss) on investments	1,983	8,046	26,988	87,595	(1,664)	(689)
Unrealized appreciation (depreciation)	(1,112)	(3,266)	(35,124)	(133,231)	(7,714)	(29,247)
Net increase (decrease) in net assets from operations	$1,247	$6,687	$(9,351)	$(46,684)	$(9,342)	$(29,149)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$270	$855	$345	$1,710	$276	$965
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	876	—	215	—	234	—
Administrative and other charges	58	—	14	—	16	—
Total expenses	934	—	229	—	250	—
Fidelity Income Advantage:
Mortality and expense risk charges	119	—	28	—	40	—
Administrative and other charges	40	—	10	—	13	—
Total expenses	159	—	38	—	53	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	868	—	209	—	197
Administrative and other charges	—	316	—	83	—	73
Total expenses	—	1,184	—	292	—	270
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,093	1,184	267	292	303	270
Net investment income (loss)	(823)	(329)	78	1,418	(27)	695
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,833	10,393	1,134	10,254	836	2,703
Realized gain distributions	2,493	11,806	791	3,806	1,454	5,858
Net realized gain (loss) on investments	6,326	22,199	1,925	14,060	2,290	8,561
Unrealized appreciation (depreciation)	1,409	11,041	(6,525)	(40,668)	(7,827)	(30,668)
Net increase (decrease) in net assets from operations	$6,912	$32,911	$(4,522)	$(25,190)	$(5,564)	$(21,412)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$75	$365	$893	$4,070	$2,385	$32,330
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	148	—	216	—	443	—
Administrative and other charges	10	—	14	—	30	—
Total expenses	158	—	230	—	473	—
Fidelity Income Advantage:
Mortality and expense risk charges	30	—	29	—	75	—
Administrative and other charges	10	—	9	—	25	—
Total expenses	40	—	38	—	100	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	202	—	205	—	1,285
Administrative and other charges	—	76	—	75	—	467
Total expenses	—	278	—	280	—	1,752
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	198	278	268	280	573	1,752
Net investment income (loss)	(123)	87	625	3,790	1,812	30,578
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,169	6,621	(832)	(205)	(2)	976
Realized gain distributions	952	5,683	1,827	8,360	122	1,647
Net realized gain (loss) on investments	2,121	12,304	995	8,155	120	2,623
Unrealized appreciation (depreciation)	(2,922)	(19,095)	(4,076)	(22,384)	(4,202)	(58,609)
Net increase (decrease) in net assets from operations	$(924)	$(6,704)	$(2,456)	$(10,439)	$(2,270)	$(25,408)
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$135	$1,590	$201	$1,379	$188	$1,270
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	150	—	126	—	86	—
Administrative and other charges	10	—	8	—	6	—
Total expenses	160	—	134	—	92	—
Fidelity Income Advantage:
Mortality and expense risk charges	19	—	17	—	—	—
Administrative and other charges	6	—	6	—	—	—
Total expenses	25	—	23	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	342	—	184	—	113
Administrative and other charges	—	134	—	67	—	36
Total expenses	—	476	—	251	—	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	185	476	157	251	92	149
Net investment income (loss)	(50)	1,114	44	1,128	96	1,121
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,494	12,507	153	771	80	723
Realized gain distributions	372	4,152	1,085	7,645	125	810
Net realized gain (loss) on investments	1,866	16,659	1,238	8,416	205	1,533
Unrealized appreciation (depreciation)	(4,645)	(52,818)	(3,939)	(28,410)	(615)	(4,262)
Net increase (decrease) in net assets from operations	$(2,829)	$(35,045)	$(2,657)	$(18,866)	$(314)	$(1,608)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$129	$434	$161	$894	$375	$1,480
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	57	—	73	—	182	—
Administrative and other charges	4	—	5	—	12	—
Total expenses	61	—	78	—	194	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	40	—	107	—	180
Administrative and other charges	—	13	—	29	—	50
Total expenses	—	53	—	136	—	230
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	61	53	78	136	194	230
Net investment income (loss)	68	381	83	758	181	1,250
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	29	230	119	1,078	258	2,065
Realized gain distributions	107	274	269	1,279	976	2,466
Net realized gain (loss) on investments	136	504	388	2,357	1,234	4,531
Unrealized appreciation (depreciation)	(493)	(1,708)	(935)	(5,411)	(2,770)	(10,890)
Net increase (decrease) in net assets from operations	$(289)	$(823)	$(464)	$(2,296)	$(1,355)	$(5,109)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$354	$2,795	$261	$2,881	$269	$2,812
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	182	—	140	—	156	—
Administrative and other charges	12	—	9	—	10	—
Total expenses	194	—	149	—	166	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	334	—	341	—	375
Administrative and other charges	—	98	—	101	—	105
Total expenses	—	432	—	442	—	480
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	194	432	149	442	166	480
Net investment income (loss)	160	2,363	112	2,439	103	2,332
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	347	3,608	302	3,849	433	3,716
Realized gain distributions	783	4,007	362	3,593	556	4,187
Net realized gain (loss) on investments	1,130	7,615	664	7,442	989	7,903
Unrealized appreciation (depreciation)	(2,848)	(21,800)	(2,125)	(23,729)	(2,823)	(27,826)
Net increase (decrease) in net assets from operations	$(1,558)	$(11,822)	$(1,349)	$(13,848)	$(1,731)	$(17,591)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Income:
Dividends	$184	$496	$408	$229	$1,756	$12,516	$20,832
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	184	—	356	600
Administrative and other charges	—	—	—	12	—	24	40
Total expenses	—	—	—	196	—	380	640
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	30	—	77	336
Administrative and other charges	—	—	—	10	—	25	112
Total expenses	—	—	—	40	—	102	448
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	310	1,020	2,008
Administrative and other charges	—	—	—	—	117	315	611
Total expenses	—	—	—	—	427	1,335	2,619
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	57	163	144	—	—	56	613
Administrative and other charges	11	32	29	—	—	12	123
Total expenses	68	195	173	—	—	68	736
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	68	195	173	236	427	1,885	4,443
Net investment income (loss)	116	301	235	(7)	1,329	10,631	16,389
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	42	283	288	481	3,305	2,238	21,742
Realized gain distributions	172	583	583	2,593	21,200	29,700	108,708
Net realized gain (loss) on investments	214	866	871	3,074	24,505	31,938	130,450
Unrealized appreciation (depreciation)	(684)	(2,604)	(2,866)	(6,866)	(57,198)	(55,939)	(227,168)
Net increase (decrease) in net assets from operations	$(354)	$(1,437)	$(1,760)	$(3,799)	$(31,364)	$(13,370)	$(80,329)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$22,801	$13,749	$3,611	$528	$5,091	$179	$681
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	258	365	207	131	—	98	—
Administrative and other charges	17	24	14	9	—	6	—
Total expenses	275	389	221	140	—	104	—
Fidelity Income Advantage:
Mortality and expense risk charges	138	208	97	20	—	9	—
Administrative and other charges	46	69	32	7	—	4	—
Total expenses	184	277	129	27	—	13	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,517	1,976	655	—	277	—	78
Administrative and other charges	475	619	208	—	96	—	28
Total expenses	1,992	2,595	863	—	373	—	106
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	683	150	73	—	—	—	—
Administrative and other charges	136	30	15	—	—	—	—
Total expenses	819	180	88	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	6,757	—	—	—	—	—	—
Administrative and other charges	1,751	—	—	—	—	—	—
Total expenses	8,508	—	—	—	—	—	—
Total expenses	11,778	3,441	1,301	167	373	117	106
Net investment income (loss)	11,023	10,308	2,310	361	4,718	62	575
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	32,800	21,876	9,996	(370)	428	257	775
Realized gain distributions	210,974	117,465	44,802	1,557	13,695	927	3,793
Net realized gain (loss) on investments	243,774	139,341	54,798	1,187	14,123	1,184	4,568
Unrealized appreciation (depreciation)	(383,201)	(254,677)	(100,260)	(5,270)	(52,452)	(4,549)	(18,123)
Net increase (decrease) in net assets from operations	$(128,404)	$(105,028)	$(43,152)	$(3,722)	$(33,611)	$(3,303)	$(12,980)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$85	$602	$71	$471	$423	$8,011
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	26	—	104	—	74	—
Administrative and other charges	2	—	7	—	5	—
Total expenses	28	—	111	—	79	—
Fidelity Income Advantage:
Mortality and expense risk charges	8	—	14	—	5	—
Administrative and other charges	3	—	5	—	2	—
Total expenses	11	—	19	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	45	—	149	—	246
Administrative and other charges	—	17	—	55	—	104
Total expenses	—	62	—	204	—	350
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	39	62	130	204	86	350
Net investment income (loss)	46	540	(59)	267	337	7,661
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(77)	112	2,116	10,367	12	249
Realized gain distributions	475	3,340	7	46	—	—
Net realized gain (loss) on investments	398	3,452	2,123	10,413	12	249
Unrealized appreciation (depreciation)	(829)	(6,327)	(4,866)	(31,240)	(567)	(10,340)
Net increase (decrease) in net assets from operations	$(385)	$(2,335)	$(2,802)	$(20,560)	$(218)	$(2,430)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt
Income:
Dividends	$723	$604	$222	$448	$331	$7,101
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	8	16	4	5	207	98
Administrative and other charges	—	1	—	—	14	7
Total expenses	8	17	4	5	221	105
Fidelity Income Advantage:
Mortality and expense risk charges	1	4	1	1	23	13
Administrative and other charges	1	1	—	—	8	4
Total expenses	2	5	1	1	31	17
Fidelity Personal Retirement:
Mortality and expense risk charges	25	38	16	20	55	140
Administrative and other charges	9	14	4	7	22	55
Total expenses	34	52	20	27	77	195
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	44	74	25	33	329	317
Net investment income (loss)	679	530	197	415	2	6,784
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	32	58	(32)	12	(1,850)	(1,707)
Realized gain distributions	—	98	—	33	—	—
Net realized gain (loss) on investments	32	156	(32)	45	(1,850)	(1,707)
Unrealized appreciation (depreciation)	112	(8,930)	(4,747)	(4,967)	(12,165)	(14,818)
Net increase (decrease) in net assets from operations	$823	$(8,244)	$(4,582)	$(4,507)	$(14,013)	$(9,741)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Income:
Dividends	$328	$286	$—	$37	$2,261	$358
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	59	192	131	101	—
Administrative and other charges	4	4	13	9	7	—
Total expenses	58	63	205	140	108	—
Fidelity Income Advantage:
Mortality and expense risk charges	19	14	28	18	6	—
Administrative and other charges	6	4	10	6	2	—
Total expenses	25	18	38	24	8	—
Fidelity Personal Retirement:
Mortality and expense risk charges	27	24	—	—	133	22
Administrative and other charges	9	7	—	—	51	8
Total expenses	36	31	—	—	184	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	119	112	243	164	300	30
Net investment income (loss)	209	174	(243)	(127)	1,961	328
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(379)	1,471	97	87	(2,366)	(148)
Realized gain distributions	1,258	—	3,491	1,863	—	—
Net realized gain (loss) on investments	879	1,471	3,588	1,950	(2,366)	(148)
Unrealized appreciation (depreciation)	(2,959)	(5,691)	(5,256)	(3,275)	(22,850)	(2,618)
Net increase (decrease) in net assets from operations	$(1,871)	$(4,046)	$(1,911)	$(1,452)	$(23,255)	$(2,438)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$7,476	$4,496	$13,524	$1,464	$—	$1,293
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	237	77	208	46	33	23
Administrative and other charges	16	5	14	3	2	1
Total expenses	253	82	222	49	35	24
Fidelity Income Advantage:
Mortality and expense risk charges	7	9	10	5	4	3
Administrative and other charges	2	3	3	2	2	1
Total expenses	9	12	13	7	6	4
Fidelity Personal Retirement:
Mortality and expense risk charges	485	225	726	256	122	67
Administrative and other charges	180	85	253	92	47	22
Total expenses	665	310	979	348	169	89
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	927	404	1,214	404	210	117
Net investment income (loss)	6,549	4,092	12,310	1,060	(210)	1,176
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,664)	(1,920)	(1,924)	930	(1,137)	(598)
Realized gain distributions	—	—	6,123	6,874	—	—
Net realized gain (loss) on investments	(1,664)	(1,920)	4,199	7,804	(1,137)	(598)
Unrealized appreciation (depreciation)	(4,667)	(6,669)	(21,410)	(22,992)	2,940	(670)
Net increase (decrease) in net assets from operations	$218	$(4,497)	$(4,901)	$(14,128)	$1,593	$(92)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$1,802	$(322)	$17,488	$4,943	$3,776	$4,020	$19,574	$20,096
Net realized gain (loss) on investments	—	—	—	—	(7,623)	(6,435)	(2,216)	1,963
Unrealized appreciation (depreciation)	—	—	—	—	597	7,925	(30,667)	4,417
Net increase (decrease) in net assets from operations	1,802	(322)	17,488	4,943	(3,250)	5,510	(13,309)	26,476
Contract Transactions:
Payments received from contract owners	2,416	2,465	937,896	892,393	1,005	246	4,816	7,696
Transfers between sub-accounts and the fixed account, net	86,927	21,953	(50,827)	(565,945)	(6,614)	(5,628)	(32,601)	(21,796)
Contract benefits	(4,301)	(4,179)	(93,324)	(59,839)	(2,958)	(3,054)	(65)	(416)
Contract terminations	(50,285)	(48,207)	(343,083)	(261,061)	(3,221)	(3,639)	(12,911)	(11,717)
Contract maintenance charges	(53)	(56)	—	—	(10)	(14)	—	—
Other transfers (to) from FILI, net	4,196	91	(6)	10	(95)	(136)	(5)	14
Net increase (decrease) in net assets from contract transactions	38,900	(27,933)	450,656	5,558	(11,893)	(12,225)	(40,766)	(26,219)
Total increase (decrease) in net assets	40,702	(28,255)	468,144	10,501	(15,143)	(6,715)	(54,075)	257
Net Assets:
Beginning of period	204,884	233,139	1,078,245	1,067,744	89,833	96,548	392,092	391,835
End of period	$245,586	$204,884	$1,546,389	$1,078,245	$74,690	$89,833	$338,017	$392,092
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$5,406	$3,502	$6,567	$4,837	$(2,876)	$(2,641)	$(144)	$(132)
Net realized gain (loss) on investments	17,288	7,828	17,957	11,863	82,893	40,726	72,124	27,465
Unrealized appreciation (depreciation)	(57,117)	35,364	(52,144)	23,275	(81,330)	86,162	(76,083)	50,625
Net increase (decrease) in net assets from operations	(34,423)	46,694	(27,620)	39,975	(1,313)	124,247	(4,103)	77,958
Contract Transactions:
Payments received from contract owners	352	910	3,211	5,922	838	1,253	6,470	4,986
Transfers between sub-accounts and the fixed account, net	(13,837)	(14,693)	(20,233)	(15,065)	(15,888)	(1,983)	29,390	61,011
Contract benefits	(11,193)	(11,049)	(105)	(642)	(9,372)	(8,231)	(1,911)	(180)
Contract terminations	(17,864)	(17,040)	(10,345)	(10,552)	(17,987)	(17,043)	(9,850)	(9,782)
Contract maintenance charges	(56)	(62)	—	—	(82)	(79)	—	—
Other transfers (to) from FILI, net	(710)	(251)	(2)	2	(399)	(197)	—	8
Net increase (decrease) in net assets from contract transactions	(43,308)	(42,185)	(27,474)	(20,335)	(42,890)	(26,280)	24,099	56,043
Total increase (decrease) in net assets	(77,731)	4,509	(55,094)	19,640	(44,203)	97,967	19,996	134,001
Net Assets:
Beginning of period	419,673	415,164	346,675	327,035	473,564	375,597	347,823	213,822
End of period	$341,942	$419,673	$291,581	$346,675	$429,361	$473,564	$367,819	$347,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$562	$546	$3,043	$3,047
Net realized gain (loss) on investments	1,359	525	7,847	3,619
Unrealized appreciation (depreciation)	(15,134)	21,282	(48,399)	50,624
Net increase (decrease) in net assets from operations	(13,213)	22,353	(37,509)	57,290
Contract Transactions:
Payments received from contract owners	190	250	4,587	5,171
Transfers between sub-accounts and the fixed account, net	(8,779)	1,686	(36,800)	48,921
Contract benefits	(1,661)	(1,428)	(734)	(225)
Contract terminations	(3,189)	(3,988)	(5,972)	(8,532)
Contract maintenance charges	(15)	(16)	—	—
Other transfers (to) from FILI, net	(38)	(45)	(3)	(2)
Net increase (decrease) in net assets from contract transactions	(13,492)	(3,541)	(38,922)	45,333
Total increase (decrease) in net assets	(26,705)	18,812	(76,431)	102,623
Net Assets:
Beginning of period	96,589	77,777	279,058	176,435
End of period	$69,884	$96,589	$202,627	$279,058

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$2,720	$2,938	$13,914	$15,102	$1,703	$2,212	$2,796	$2,878
Net realized gain (loss) on investments	(44)	424	1,543	3,412	6,376	25,108	6,419	19,850
Unrealized appreciation (depreciation)	(5,367)	3,132	(21,747)	7,193	(20,323)	(450)	(19,925)	(822)
Net increase (decrease) in net assets from operations	(2,691)	6,494	(6,290)	25,707	(12,244)	26,870	(10,710)	21,906
Contract Transactions:
Payments received from contract owners	431	397	12,121	19,989	466	427	5,602	6,132
Transfers between sub-accounts and the fixed account, net	(5,688)	(5,680)	(58,345)	35,922	(1,979)	(4,291)	7,630	6,522
Contract benefits	(6,011)	(6,228)	(485)	(552)	(7,170)	(7,869)	(5)	(62)
Contract terminations	(7,993)	(9,698)	(42,097)	(25,070)	(11,701)	(8,164)	(12,118)	(6,599)
Contract maintenance charges	(24)	(28)	—	—	(33)	(35)	—	—
Other transfers (to) from FILI, net	(149)	(63)	(7)	5	(97)	(220))	—	(1)
Net increase (decrease) in net assets from contract transactions	(19,434)	(21,300)	(88,813)	30,294	(20,514)	(20,152)	1,109	5,992
Total increase (decrease) in net assets	(22,125)	(14,806)	(95,103)	56,001	(32,758)	6,718	(9,601)	27,898
Net Assets:
Beginning of period	189,300	204,106	700,813	644,812	220,350	213,632	189,009	161,111
End of period	$167,175	$189,300	$605,710	$700,813	$187,592	$220,350	$179,408	$189,009
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$43,471	$36,567	$390	$286	$1,243	$1,024
Net realized gain (loss) on investments	136,592	85,958	3,875	10,281	5,001	14,565
Unrealized appreciation (depreciation)	(307,922)	345,440	(9,747)	888	(14,580)	1,014
Net increase (decrease) in net assets from operations	(127,859)	467,965	(5,482)	11,455	(8,336)	16,603
Contract Transactions:
Payments received from contract owners	50,209	55,042	124	139	2,065	2,085
Transfers between sub-accounts and the fixed account, net	(12,054)	132,768	(2,422)	(1,214)	(167)	4,149
Contract benefits	(14,766)	(11,109)	(2,331)	(2,319)	—	—
Contract terminations	(75,062)	(59,398)	(2,077)	(3,193)	(4,318)	(7,205)
Contract maintenance charges	(81)	(83)	(13)	(13)	—	—
Other transfers (to) from FILI, net	(200)	(90)	(111)	(12)	—	(4)
Net increase (decrease) in net assets from contract transactions	(51,954)	117,130	(6,830)	(6,612)	(2,420)	(975)
Total increase (decrease) in net assets	(179,813)	585,095	(12,312)	4,843	(10,756)	15,628
Net Assets:
Beginning of period	2,712,372	2,127,277	72,692	67,849	106,975	91,347
End of period	$2,532,559	$2,712,372	$60,380	$72,692	$96,219	$106,975

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(1,194)	$1,475	$6,094	$9,301	$959	$955	$22,201	$19,475
Net realized gain (loss) on investments	103,089	69,615	145,792	100,066	11,202	6,249	174,433	97,004
Unrealized appreciation (depreciation)	(160,877)	100,547	(240,226)	136,197	(19,647)	15,455	(319,943)	226,072
Net increase (decrease) in net assets from operations	(58,982)	171,637	(88,340)	245,564	(7,486)	22,659	(123,309)	342,551
Contract Transactions:
Payments received from contract owners	1,846	2,181	17,881	17,568	1,222	690	62,679	64,686
Transfers between sub-accounts and the fixed account, net	(43,429)	(39,113)	(17,612)	(25,493)	(1,718)	2,317	93,031	112,715
Contract benefits	(17,483)	(17,098)	(254)	(811)	(6,305)	(5,451)	(2,422)	(1,306)
Contract terminations	(29,857)	(32,374)	(36,710)	(38,993)	(6,194)	(4,504)	(165,011)	(153,157)
Contract maintenance charges	(155)	(161)	—	—	(18)	(19)	—	—
Other transfers (to) from FILI, net	(1,266)	(510)	(8)	10	147	(114)	(90)	63
Net increase (decrease) in net assets from contract transactions	(90,344)	(87,075)	(36,703)	(47,719)	(12,866)	(7,081)	(11,813)	23,001
Total increase (decrease) in net assets	(149,326)	84,562	(125,043)	197,845	(20,352)	15,578	(135,122)	365,552
Net Assets:
Beginning of period	944,666	860,104	1,346,901	1,149,056	164,922	149,344	2,542,316	2,176,764
End of period	$795,340	$944,666	$1,221,858	$1,346,901	$144,570	$164,922	$2,407,194	$2,542,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(61)	$4	$356	$599	$(595)	$499	$159	$1,992
Net realized gain (loss) on investments	2,529	1,738	12,758	7,754	11,931	7,298	18,345	10,943
Unrealized appreciation (depreciation)	(3,581)	2,789	(18,772)	13,724	(22,226)	10,696	(36,019)	18,283
Net increase (decrease) in net assets from operations	(1,113)	4,531	(5,658)	22,077	(10,890)	18,493	(17,515)	31,218
Contract Transactions:
Payments received from contract owners	50	38	1,328	548	162	547	2,210	6,298
Transfers between sub-accounts and the fixed account, net	(724)	(3,668)	—	(16,023)	(7,229)	(3,955)	(19,116)	(5,968)
Contract benefits	(617)	(741)	(52)	(30)	(4,198)	(3,792)	(26)	(103)
Contract terminations	(917)	(601)	(2,971)	(3,415)	(4,194)	(5,373)	(7,580)	(6,193)
Contract maintenance charges	(3)	(3)	—	—	(22)	(23)	—	—
Other transfers (to) from FILI, net	(64)	(37)	—	1	(309)	(147)	(1)	—
Net increase (decrease) in net assets from contract transactions	(2,275)	(5,012)	(1,695)	(18,919)	(15,790)	(12,743)	(24,513)	(5,966)
Total increase (decrease) in net assets	(3,388)	(481)	(7,353)	3,158	(26,680)	5,750	(42,028)	25,252
Net Assets:
Beginning of period	22,264	22,745	108,387	105,229	129,319	123,569	213,340	188,088
End of period	$18,876	$22,264	$101,034	$108,387	$102,639	$129,319	$171,312	$213,340
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(730)	$(431)	$(263)	$92	$(668)	$(480)	$2,162	$2,390
Net realized gain (loss) on investments	13,733	14,087	22,443	27,506	33,257	19,057	54,653	28,787
Unrealized appreciation (depreciation)	(4,656)	9,059	(217)	28,516	(79,591)	41,284	(138,256)	69,133
Net increase (decrease) in net assets from operations	8,347	22,715	21,963	56,114	(47,002)	59,861	(81,441)	100,310
Contract Transactions:
Payments received from contract owners	111	196	6,750	2,386	449	518	5,951	6,244
Transfers between sub-accounts and the fixed account, net	9,755	(1,120)	75,370	9,226	(16,400)	(18,064)	(23,716)	(4,468)
Contract benefits	(2,830)	(1,968)	(85)	(161)	(9,396)	(8,327)	(139)	(317)
Contract terminations	(3,642)	(3,261)	(7,304)	(5,066)	(9,212)	(11,204)	(13,893)	(16,790)
Contract maintenance charges	(17)	(14)	—	—	(50)	(53)	—	—
Other transfers (to) from FILI, net	(267)	82	6	1	(593)	113	(6)	6
Net increase (decrease) in net assets from contract transactions	3,110	(6,085)	74,737	6,386	(35,202)	(37,017)	(31,803)	(15,325)
Total increase (decrease) in net assets	11,457	16,630	96,700	62,500	(82,204)	22,844	(113,244)	84,985
Net Assets:
Beginning of period	87,425	70,795	224,576	162,076	345,185	322,341	579,930	494,945
End of period	$98,882	$87,425	$321,276	$224,576	$262,981	$345,185	$466,686	$579,930

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$37	$253	$520	$1,010	$376	$312	$1,907	$1,802
Net realized gain (loss) on investments	1,834	10,388	3,456	22,103	1,983	357	8,046	2,158
Unrealized appreciation (depreciation)	(8,313)	(3,749)	(16,548)	(8,317)	(1,112)	3,115	(3,266)	11,182
Net increase (decrease) in net assets from operations	(6,442)	6,892	(12,572)	14,796	1,247	3,784	6,687	15,142
Contract Transactions:
Payments received from contract owners	56	51	286	612	24	106	2,261	2,564
Transfers between sub-accounts and the fixed account, net	(3,719)	(3,378)	(13,097)	(11,902)	11,585	(2,121)	24,972	(5,671)
Contract benefits	(1,277)	(1,125)	(25)	(104)	(652)	(533)	(40)	(163)
Contract terminations	(1,499)	(2,020)	(3,055)	(3,872)	(704)	(1,132)	(3,243)	(4,477)
Contract maintenance charges	(5)	(6)	—	—	(4)	(5)	—	(11)
Other transfers (to) from FILI, net	(47)	87	—	(1)	5	36	(4)	—
Net increase (decrease) in net assets from contract transactions	(6,491)	(6,391)	(15,891)	(15,267)	10,254	(3,649)	23,946	(7,758)
Total increase (decrease) in net assets	(12,933)	501	(28,463)	(471)	11,501	135	30,633	7,384
Net Assets:
Beginning of period	41,702	41,201	86,463	86,934	24,149	24,014	97,020	89,636
End of period	$28,769	$41,702	$58,000	$86,463	$35,650	$24,149	$127,653	$97,020
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(1,215)	$(917)	$(1,048)	$(682)	$36	$297	$787	$1,506
Net realized gain (loss) on investments	26,988	12,000	87,595	38,238	(1,664)	(4,146)	(689)	(2,075)
Unrealized appreciation (depreciation)	(35,124)	29,235	(133,231)	101,034	(7,714)	1,045	(29,247)	(6,597)
Net increase (decrease) in net assets from operations	(9,351)	40,318	(46,684)	138,590	(9,342)	(2,804)	(29,149)	(7,166)
Contract Transactions:
Payments received from contract owners	761	399	10,695	11,328	47	149	1,148	2,099
Transfers between sub-accounts and the fixed account, net	(11,453)	38,924	6,398	125,341	(2,035)	(12,821)	4,477	(28,085)
Contract benefits	(2,389)	(1,786)	(30)	(247)	(932)	(1,161)	(126)	(47)
Contract terminations	(6,056)	(4,694)	(14,099)	(13,304)	(1,137)	(1,278)	(2,438)	(4,304)
Contract maintenance charges	(29)	(31)	—	(56)	(11)	(18)	—	(32)
Other transfers (to) from FILI, net	38	228	4	(2)	38	9	(1)	(4)
Net increase (decrease) in net assets from contract transactions	(19,128)	33,040	2,968	123,060	(4,030)	(15,120)	3,060	(30,373)
Total increase (decrease) in net assets	(28,479)	73,358	(43,716)	261,650	(13,372)	(17,924)	(26,089)	(37,539)
Net Assets:
Beginning of period	137,162	63,804	490,790	229,140	40,129	58,053	111,672	149,211
End of period	$108,683	$137,162	$447,074	$490,790	$26,757	$40,129	$85,583	$111,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(823)	$(697)	$(329)	$26	$78	$(20)	$1,418	$697
Net realized gain (loss) on investments	6,326	2,205	22,199	12,237	1,925	1,638	14,060	9,996
Unrealized appreciation (depreciation)	1,409	24,631	11,041	102,644	(6,525)	4,138	(40,668)	14,535
Net increase (decrease) in net assets from operations	6,912	26,139	32,911	114,907	(4,522)	5,756	(25,190)	25,228
Contract Transactions:
Payments received from contract owners	288	866	9,609	9,273	38	63	2,716	2,979
Transfers between sub-accounts and the fixed account, net	5,716	(19,540)	55,336	(58,637)	(12,874)	(3,062)	(25,866)	33,251
Contract benefits	(2,625)	(2,465)	(189)	(266)	(422)	(335)	—	(121)
Contract terminations	(3,579)	(4,673)	(13,512)	(15,226)	(747)	(617)	(3,971)	(6,422)
Contract maintenance charges	(25)	(29)	—	(26)	(7)	(13)	—	(27)
Other transfers (to) from FILI, net	16	202	6	12	29	45	2	2
Net increase (decrease) in net assets from contract transactions	(209)	(25,639)	51,250	(64,870)	(13,983)	(3,919)	(27,119)	29,662
Total increase (decrease) in net assets	6,703	500	84,161	50,037	(18,505)	1,837	(52,309)	54,890
Net Assets:
Beginning of period	118,717	118,217	536,505	486,468	40,162	38,325	172,892	118,002
End of period	$125,420	$118,717	$620,666	$536,505	$21,657	$40,162	$120,583	$172,892
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(27)	$(48)	$695	$660	$(123)	$(59)	$87	$306
Net realized gain (loss) on investments	2,290	2,856	8,561	9,261	2,121	530	12,304	3,209
Unrealized appreciation (depreciation)	(7,827)	3,828	(30,668)	15,499	(2,922)	3,287	(19,095)	17,893
Net increase (decrease) in net assets from operations	(5,564)	6,636	(21,412)	25,420	(924)	3,758	(6,704)	21,408
Contract Transactions:
Payments received from contract owners	58	217	1,584	3,092	233	113	3,796	1,777
Transfers between sub-accounts and the fixed account, net	(4,520)	(3,184)	(17,325)	(6,600)	4,449	(4,145)	39,541	(17,197)
Contract benefits	(854)	(867)	(19)	(41)	(651)	(535)	(6)	(285)
Contract terminations	(700)	(1,293)	(5,324)	(3,108)	(492)	(888)	(4,268)	(3,477)
Contract maintenance charges	(5)	(7)	—	(7)	(4)	(5)	—	(8)
Other transfers (to) from FILI, net	(45)	11	—	9	4	27	(3)	1
Net increase (decrease) in net assets from contract transactions	(6,066)	(5,123)	(21,084)	(6,655)	3,539	(5,433)	39,060	(19,189)
Total increase (decrease) in net assets	(11,630)	1,513	(42,496)	18,765	2,615	(1,675)	32,356	2,219
Net Assets:
Beginning of period	40,063	38,550	153,817	135,052	19,984	21,659	113,709	111,490
End of period	$28,433	$40,063	$111,321	$153,817	$22,599	$19,984	$146,065	$113,709

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$625	$371	$3,790	$2,769	$1,812	$1,730	$30,578	$28,784
Net realized gain (loss) on investments	995	1,540	8,155	12,965	120	707	2,623	7,484
Unrealized appreciation (depreciation)	(4,076)	(642)	(22,384)	(9,007)	(4,202)	2,513	(58,609)	31,329
Net increase (decrease) in net assets from operations	(2,456)	1,269	(10,439)	6,727	(2,270)	4,950	(25,408)	67,597
Contract Transactions:
Payments received from contract owners	36	99	1,278	2,004	202	796	14,216	23,794
Transfers between sub-accounts and the fixed account, net	(3,988)	(8,637)	(19,410)	(39,402)	(6,220)	3,267	(90,082)	56,417
Contract benefits	(779)	(880)	(50)	(300)	(2,096)	(1,727)	(201)	(1,034)
Contract terminations	(1,108)	(2,094)	(4,197)	(8,499)	(3,271)	(3,678)	(48,397)	(30,884)
Contract maintenance charges	(7)	(8)	—	—	(11)	(12)	—	—
Other transfers (to) from FILI, net	(17)	57	(2)	1	60	129	(12)	6
Net increase (decrease) in net assets from contract transactions	(5,863)	(11,463)	(22,381)	(46,196)	(11,336)	(1,225)	(124,476)	48,299
Total increase (decrease) in net assets	(8,319)	(10,194)	(32,820)	(39,469)	(13,606)	3,725	(149,884)	115,896
Net Assets:
Beginning of period	37,194	47,388	169,524	208,993	75,222	71,497	989,993	874,097
End of period	$28,875	$37,194	$136,704	$169,524	$61,616	$75,222	$840,109	$989,993

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(50)	$(56)	$1,114	$614
Net realized gain (loss) on investments	1,866	394	16,659	3,700
Unrealized appreciation (depreciation)	(4,645)	4,926	(52,818)	52,411
Net increase (decrease) in net assets from operations	(2,829)	5,264	(35,045)	56,725
Contract Transactions:
Payments received from contract owners	80	258	7,490	9,910
Transfers between sub-accounts and the fixed account, net	(2,653)	5,618	(4,087)	58,646
Contract benefits	(378)	(250)	(73)	(79)
Contract terminations	(1,053)	(551)	(8,838)	(8,029)
Contract maintenance charges	(3)	(3)	—	—
Other transfers (to) from FILI, net	4	28	—	2
Net increase (decrease) in net assets from contract transactions	(4,003)	5,100	(5,508)	60,450
Total increase (decrease) in net assets	(6,832)	10,364	(40,553)	117,175
Net Assets:
Beginning of period	23,542	13,178	258,783	141,608
End of period	$16,710	$23,542	$218,230	$258,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$44	$97	$1,128	$1,391
Net realized gain (loss) on investments	1,238	736	8,416	6,717
Unrealized appreciation (depreciation)	(3,939)	2,059	(28,410)	11,020
Net increase (decrease) in net assets from operations	(2,657)	2,892	(18,866)	19,128
Contract Transactions:
Payments received from contract owners	19	43	1,345	1,827
Transfers between sub-accounts and the fixed account, net	(1,796)	(2,129)	(2,572)	(11,864)
Contract benefits	(596)	(605)	(23)	(99)
Contract terminations	(589)	(1,085)	(2,600)	(7,044)
Contract maintenance charges	(2)	(3)	—	—
Other transfers (to) from FILI, net	7	(53)	(2)	2
Net increase (decrease) in net assets from contract transactions	(2,957)	(3,832)	(3,852)	(17,178)
Total increase (decrease) in net assets	(5,614)	(940)	(22,718)	1,950
Net Assets:
Beginning of period	20,973	21,913	137,463	135,513
End of period	$15,359	$20,973	$114,745	$137,463
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$96	$91	$1,121	$903
Net realized gain (loss) on investments	205	208	1,533	1,240
Unrealized appreciation (depreciation)	(615)	548	(4,262)	3,139
Net increase (decrease) in net assets from operations	(314)	847	(1,608)	5,282
Contract Transactions:
Payments received from contract owners	1	253	805	1,428
Transfers between sub-accounts and the fixed account, net	(75)	553	6,906	3,537
Contract benefits	(567)	(103)	(79)	(65)
Contract terminations	(288)	(700)	(5,726)	(3,391)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	11	(12)	—	1
Net increase (decrease) in net assets from contract transactions	(920)	(11)	1,906	1,510
Total increase (decrease) in net assets	(1,234)	836	298	6,792
Net Assets:
Beginning of period	12,019	11,183	70,716	63,924
End of period	$10,785	$12,019	$71,014	$70,716

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$68	$55	$381	$303	$83	$73	$758	$760
Net realized gain (loss) on investments	136	154	504	424	388	348	2,357	1,761
Unrealized appreciation (depreciation)	(493)	423	(1,708)	1,274	(935)	807	(5,411)	4,440
Net increase (decrease) in net assets from operations	(289)	632	(823)	2,001	(464)	1,228	(2,296)	6,961
Contract Transactions:
Payments received from contract owners	15	167	373	408	61	1	2,045	1,182
Transfers between sub-accounts and the fixed account, net	772	1,242	1,961	6,541	(157)	(399)	(6,124)	2,219
Contract benefits	(6)	(198)	(11)	—	(142)	(143)	(41)	(201)
Contract terminations	(391)	(327)	(778)	(1,195)	(496)	(423)	(2,861)	(2,962)
Contract maintenance charges	(1)	(1)	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	—	1	(2)	—	(33)	3	2	(1)
Net increase (decrease) in net assets from contract transactions	389	884	1,543	5,754	(770)	(964)	(6,979)	237
Total increase (decrease) in net assets	100	1,516	720	7,755	(1,234)	264	(9,275)	7,198
Net Assets:
Beginning of period	7,377	5,861	24,589	16,834	10,576	10,312	61,180	53,982
End of period	$7,477	$7,377	$25,309	$24,589	$9,342	$10,576	$51,905	$61,180
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$181	$173	$1,250	$1,244	$160	$167	$2,363	$2,345
Net realized gain (loss) on investments	1,234	929	4,531	3,602	1,130	1,153	7,615	8,006
Unrealized appreciation (depreciation)	(2,770)	2,222	(10,890)	8,487	(2,848)	2,330	(21,800)	17,168
Net increase (decrease) in net assets from operations	(1,355)	3,324	(5,109)	13,333	(1,558)	3,650	(11,822)	27,519
Contract Transactions:
Payments received from contract owners	12	22	1,790	1,685	66	69	4,588	7,778
Transfers between sub-accounts and the fixed account, net	(1,333)	(992)	(4,752)	1,315	(256)	(1,238)	(7,716)	897
Contract benefits	(31)	(84)	(5)	(93)	(113)	(86)	(777)	(286)
Contract terminations	(1,194)	(1,226)	(4,612)	(4,162)	(2,126)	(1,341)	(8,147)	(6,934)
Contract maintenance charges	(3)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	3	4	(1)	1	5	3	(3)	4
Net increase (decrease) in net assets from contract transactions	(2,546)	(2,279)	(7,580)	(1,254)	(2,428)	(2,597)	(12,055)	1,459
Total increase (decrease) in net assets	(3,901)	1,045	(12,689)	12,079	(3,986)	1,053	(23,877)	28,978
Net Assets:
Beginning of period	25,435	24,390	102,406	90,327	25,269	24,216	199,123	170,145
End of period	$21,534	$25,435	$89,717	$102,406	$21,283	$25,269	$175,246	$199,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$112	$121	$2,439	$2,316	$103	$118	$2,332	$2,096
Net realized gain (loss) on investments	664	603	7,442	7,735	989	944	7,903	7,973
Unrealized appreciation (depreciation)	(2,125)	1,803	(23,729)	18,220	(2,823)	2,444	(27,826)	21,687
Net increase (decrease) in net assets from operations	(1,349)	2,527	(13,848)	28,271	(1,731)	3,506	(17,591)	31,756
Contract Transactions:
Payments received from contract owners	111	188	8,072	8,790	164	170	10,943	9,724
Transfers between sub-accounts and the fixed account, net	935	2,976	515	17,076	(214)	76	9,517	16,928
Contract benefits	(5)	(5)	(15)	(14)	(3)	(28)	—	(78)
Contract terminations	(875)	(147)	(7,456)	(4,617)	(1,004)	(99)	(4,054)	(4,292)
Contract maintenance charges	(8)	(7)	—	—	(5)	(5)	—	—
Other transfers (to) from FILI, net	1	2	3	2	(2)	1	1	2
Net increase (decrease) in net assets from contract transactions	159	3,007	1,119	21,237	(1,064)	115	16,407	22,284
Total increase (decrease) in net assets	(1,190)	5,534	(12,729)	49,508	(2,795)	3,621	(1,184)	54,040
Net Assets:
Beginning of period	18,343	12,809	202,277	152,769	20,894	17,273	199,210	145,170
End of period	$17,153	$18,343	$189,548	$202,277	$18,099	$20,894	$198,026	$199,210

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$116	$166	$301	$370	$235	$329
Net realized gain (loss) on investments	214	217	866	1,134	871	1,039
Unrealized appreciation (depreciation)	(684)	443	(2,604)	2,203	(2,866)	2,669
Net increase (decrease) in net assets from operations	(354)	826	(1,437)	3,707	(1,760)	4,037
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1)	(214)	—	(244)	(9)	1,989
Contract benefits	(1,011)	(919)	(2,214)	(2,296)	(1,801)	(1,654)
Contract terminations	—	(85)	(81)	(398)	(54)	(275)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	57	11	91	102	(40)	(1)
Net increase (decrease) in net assets from contract transactions	(955)	(1,207)	(2,204)	(2,836)	(1,904)	59
Total increase (decrease) in net assets	(1,309)	(381)	(3,641)	871	(3,664)	4,096
Net Assets:
Beginning of period	11,994	12,375	33,746	32,875	29,949	25,853
End of period	$10,685	$11,994	$30,105	$33,746	$26,285	$29,949
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(7)	$(49)	$1,329	$1,027	$10,631	$7,268	$16,389	$12,107
Net realized gain (loss) on investments	3,074	2,505	24,505	14,331	31,938	7,554	130,450	31,984
Unrealized appreciation (depreciation)	(6,866)	(760)	(57,198)	(1,543)	(55,939)	31,590	(227,168)	135,326
Net increase (decrease) in net assets from operations	(3,799)	1,696	(31,364)	13,815	(13,370)	46,412	(80,329)	179,417
Contract Transactions:
Payments received from contract owners	42	175	3,329	3,911	14,128	20,877	31,227	27,847
Transfers between sub-accounts and the fixed account, net	(1,656)	(9,561)	9	(22,931)	(525)	22,556	15,766	67,226
Contract benefits	(596)	(603)	(7)	(135)	(3,064)	(3,143)	(15,206)	(14,387)
Contract terminations	(950)	(1,169)	(6,665)	(6,513)	(51,527)	(47,234)	(61,747)	(63,220)
Contract maintenance charges	(5)	(6)	—	—	(7)	(12)	(15)	(16)
Other transfers (to) from FILI, net	(21)	58	(2)	(1)	50	(491)	365	(862)
Net increase (decrease) in net assets from contract transactions	(3,186)	(11,106)	(3,336)	(25,669)	(40,945)	(7,447)	(29,610)	16,588
Total increase (decrease) in net assets	(6,985)	(9,410)	(34,700)	(11,854)	(54,315)	38,965	(109,939)	196,005
Net Assets:
Beginning of period	29,391	38,801	228,375	240,229	717,340	678,375	1,467,785	1,271,780
End of period	$22,406	$29,391	$193,675	$228,375	$663,025	$717,340	$1,357,846	$1,467,785

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$11,023	$7,256	$10,308	$8,249	$2,310	$1,967
Net realized gain (loss) on investments	243,774	80,683	139,341	30,585	54,798	13,400
Unrealized appreciation (depreciation)	(383,201)	174,185	(254,677)	164,615	(100,260)	67,578
Net increase (decrease) in net assets from operations	(128,404)	262,124	(105,028)	203,449	(43,152)	82,945
Contract Transactions:
Payments received from contract owners	40,358	25,249	33,051	34,398	15,333	11,844
Transfers between sub-accounts and the fixed account, net	61,612	47,012	39,446	81,214	13,243	3,436
Contract benefits	(11,229)	(11,460)	(5,555)	(6,671)	(3,551)	(2,604)
Contract terminations	(137,737)	(126,215)	(47,293)	(39,268)	(15,945)	(16,733)
Contract maintenance charges	(9)	(9)	(11)	(12)	(6)	(6)
Other transfers (to) from FILI, net	(191)	440	121	(13)	304	(4)
Net increase (decrease) in net assets from contract transactions	(47,196)	(64,983)	19,759	69,648	9,378	(4,067)
Total increase (decrease) in net assets	(175,600)	197,141	(85,269)	273,097	(33,774)	78,878
Net Assets:
Beginning of period	1,857,263	1,660,122	1,324,050	1,050,953	450,952	372,074
End of period	$1,681,663	$1,857,263	$1,238,781	$1,324,050	$417,178	$450,952

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$361	$171	$4,718	$3,111	$62	$17	$575	$387
Net realized gain (loss) on investments	1,187	899	14,123	9,585	1,184	532	4,568	2,650
Unrealized appreciation (depreciation)	(5,270)	2,957	(52,452)	20,449	(4,549)	2,690	(18,123)	9,762
Net increase (decrease) in net assets from operations	(3,722)	4,027	(33,611)	33,145	(3,303)	3,239	(12,980)	12,799
Contract Transactions:
Payments received from contract owners	41	208	2,482	5,757	15	96	1,066	1,544
Transfers between sub-accounts and the fixed account, net	(7,155)	(9,630)	(43,295)	(49,547)	(5,068)	3,217	(18,848)	10,107
Contract benefits	(598)	(722)	(89)	(319)	(236)	(393)	—	(4)
Contract terminations	(786)	(1,650)	(5,700)	(8,192)	(288)	(218)	(1,301)	(3,223)
Contract maintenance charges	(4)	(8)	—	(5)	(4)	(5)	—	(13)
Other transfers (to) from FILI, net	(25)	39	(1)	2	(15)	39	(3)	1
Net increase (decrease) in net assets from contract transactions	(8,527)	(11,763)	(46,603)	(52,304)	(5,596)	2,736	(19,086)	8,412
Total increase (decrease) in net assets	(12,249)	(7,736)	(80,214)	(19,159)	(8,899)	5,975	(32,066)	21,211
Net Assets:
Beginning of period	27,346	35,082	236,844	256,003	17,872	11,897	68,916	47,705
End of period	$15,097	$27,346	$156,630	$236,844	$8,973	$17,872	$36,850	$68,916
(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$46	$73	$540	$874	$(59)	$6	$267	$446
Net realized gain (loss) on investments	398	714	3,452	4,376	2,123	678	10,413	2,257
Unrealized appreciation (depreciation)	(829)	(865)	(6,327)	(5,004)	(4,866)	3,528	(31,240)	21,446
Net increase (decrease) in net assets from operations	(385)	(78)	(2,335)	246	(2,802)	4,212	(20,560)	24,149
Contract Transactions:
Payments received from contract owners	1	113	743	853	78	88	3,656	4,594
Transfers between sub-accounts and the fixed account, net	239	(8,185)	4,240	(32,291)	(7,326)	11,264	(26,535)	66,053
Contract benefits	(129)	(315)	—	—	(275)	(158)	(113)	(6)
Contract terminations	(125)	(437)	(1,279)	(1,857)	(483)	(447)	(4,835)	(3,277)
Contract maintenance charges	(1)	(4)	—	(20)	(4)	(4)	—	—
Other transfers (to) from FILI, net	6	15	—	—	(25)	45	6	1
Net increase (decrease) in net assets from contract transactions	(9)	(8,813)	3,704	(33,315)	(8,035)	10,788	(27,821)	67,365
Total increase (decrease) in net assets	(394)	(8,891)	1,369	(33,069)	(10,837)	15,000	(48,381)	91,514
Net Assets:
Beginning of period	5,304	14,195	34,376	67,445	19,832	4,832	122,306	30,792
End of period	$4,910	$5,304	$35,745	$34,376	$8,995	$19,832	$73,925	$122,306

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/18	12/31/18
Operations:
Net investment income (loss)	$337	$130	$7,661	$4,396	$679	$530	$197
Net realized gain (loss) on investments	12	39	249	503	32	156	(32)
Unrealized appreciation (depreciation)	(567)	14	(10,340)	158	112	(8,930)	(4,747)
Net increase (decrease) in net assets from operations	(218)	183	(2,430)	5,057	823	(8,244)	(4,582)
Contract Transactions:
Payments received from contract owners	1,045	34	14,139	8,857	2,385	4,408	1,380
Transfers between sub-accounts and the fixed account, net	5,591	(331)	61,928	23,286	57,267	74,946	28,111
Contract benefits	(113)	(61)	(33)	(32)	(19)	(41)	(14)
Contract terminations	(603)	(145)	(6,967)	(8,531)	(589)	(103)	(71)
Contract maintenance charges	(1)	(1)	—	—	—	—	—
Other transfers (to) from FILI, net	14	6	(1)	2	9	33	4
Net increase (decrease) in net assets from contract transactions	5,933	(498)	69,066	23,582	59,053	79,243	29,410
Total increase (decrease) in net assets	5,715	(315)	66,636	28,639	59,876	70,999	24,828
Net Assets:
Beginning of period	6,042	6,357	154,974	126,335	—	—	—
End of period	$11,757	$6,042	$221,610	$154,974	$59,876	$70,999	$24,828
(In thousands)	Subaccounts Investing In:
	VIP – International Index	VIF – Emerging Markets Equity		VIF – Emerging Markets Debt		VIF – Global Strategist
	12/31/18	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$415	$2	$208	$6,784	$7,224	$209	$201
Net realized gain (loss) on investments	45	(1,850)	(260)	(1,707)	(19)	879	(260)
Unrealized appreciation (depreciation)	(4,967)	(12,165)	20,665	(14,818)	5,110	(2,959)	4,210
Net increase (decrease) in net assets from operations	(4,507)	(14,013)	20,613	(9,741)	12,315	(1,871)	4,151
Contract Transactions:
Payments received from contract owners	2,755	258	747	1,075	2,841	244	107
Transfers between sub-accounts and the fixed account, net	42,376	(8,283)	5,671	(15,701)	(3,093)	(2,400)	(734)
Contract benefits	(9)	(670)	(701)	(337)	(439)	(370)	(416)
Contract terminations	(612)	(1,461)	(2,156)	(4,200)	(3,535)	(915)	(1,101)
Contract maintenance charges	—	(6)	(7)	(3)	(3)	(1)	(1)
Other transfers (to) from FILI, net	(1)	13	(113)	(1)	20	(1)	(5)
Net increase (decrease) in net assets from contract transactions	44,509	(10,149)	3,441	(19,167)	(4,209)	(3,443)	(2,150)
Total increase (decrease) in net assets	40,002	(24,162)	24,054	(28,908)	8,106	(5,314)	2,001
Net Assets:
Beginning of period	—	82,877	58,823	140,228	132,122	30,066	28,065
End of period	$40,002	$58,715	$82,877	$111,320	$140,228	$24,752	$30,066

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$174	$182	$(243)	$(225)	$(127)	$(30)
Net realized gain (loss) on investments	1,471	759	3,588	1,466	1,950	1,718
Unrealized appreciation (depreciation)	(5,691)	4,067	(5,256)	5,403	(3,275)	1,749
Net increase (decrease) in net assets from operations	(4,046)	5,008	(1,911)	6,644	(1,452)	3,437
Contract Transactions:
Payments received from contract owners	350	509	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1,504)	2,775	(1,059)	(1,046)	(697)	(949)
Contract benefits	(272)	(226)	(920)	(507)	(400)	(310)
Contract terminations	(1,671)	(1,402)	(769)	(808)	(386)	(447)
Contract maintenance charges	(1)	(1)	(7)	(7)	(3)	(3)
Other transfers (to) from FILI, net	6	18	(67)	(17)	(128)	16
Net increase (decrease) in net assets from contract transactions	(3,092)	1,673	(2,822)	(2,385)	(1,614)	(1,693)
Total increase (decrease) in net assets	(7,138)	6,681	(4,733)	4,259	(3,066)	1,744
Net Assets:
Beginning of period	28,413	21,732	29,095	24,836	20,366	18,622
End of period	$21,275	$28,413	$24,362	$29,095	$17,300	$20,366

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$1,961	$2,215	$328	$1,675	$6,549	$4,822	$4,092	$4,242
Net realized gain (loss) on investments	(2,366)	1,236	(148)	(62)	(1,664)	(510)	(1,920)	(830)
Unrealized appreciation (depreciation)	(22,850)	26,732	(2,618)	(1,362)	(4,667)	504	(6,669)	3,208
Net increase (decrease) in net assets from operations	(23,255)	30,183	(2,438)	251	218	4,816	(4,497)	6,620
Contract Transactions:
Payments received from contract owners	727	1,791	248	348	3,768	6,137	1,400	3,107
Transfers between sub-accounts and the fixed account, net	(14,108)	(410)	1,515	(982)	(17,194)	(16,243)	(10,061)	(8,283)
Contract benefits	(152)	(227)	(2)	(12)	(410)	(336)	(225)	(549)
Contract terminations	(3,884)	(3,536)	(491)	(1,618)	(29,568)	(26,129)	(7,284)	(7,529)
Contract maintenance charges	(3)	(4)	—	—	(3)	(4)	(2)	(3)
Other transfers (to) from FILI, net	8	16	—	(2)	17	10	14	22
Net increase (decrease) in net assets from contract transactions	(17,412)	(2,370)	1,270	(2,266)	(43,390)	(36,565)	(16,158)	(13,235)
Total increase (decrease) in net assets	(40,667)	27,813	(1,168)	(2,015)	(43,172)	(31,749)	(20,655)	(6,615)
Net Assets:
Beginning of period	134,193	106,380	14,782	16,797	419,607	451,356	191,891	198,506
End of period	$93,526	$134,193	$13,614	$14,782	$376,435	$419,607	$171,236	$191,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$12,310	$10,018	$1,060	$1,866	$(210)	$(227)	$1,176	$1,418
Net realized gain (loss) on investments	4,199	(388)	7,804	2,641	(1,137)	(375)	(598)	(430)
Unrealized appreciation (depreciation)	(21,410)	15,704	(22,992)	19,067	2,940	2,451	(670)	(314)
Net increase (decrease) in net assets from operations	(4,901)	25,334	(14,128)	23,574	1,593	1,849	(92)	674
Contract Transactions:
Payments received from contract owners	7,291	11,911	1,479	3,407	1,050	2,101	284	762
Transfers between sub-accounts and the fixed account, net	(38,187)	3,505	(17,084)	6,712	(6,655)	(4,371)	(5,987)	(12,327)
Contract benefits	(489)	(500)	(170)	(181)	(149)	(141)	(99)	(515)
Contract terminations	(31,450)	(21,706)	(5,832)	(6,768)	(4,278)	(4,281)	(3,828)	(3,120)
Contract maintenance charges	(3)	(4)	(3)	(3)	(1)	—	—	(1)
Other transfers (to) from FILI, net	15	(213)	(14)	17	9	9	7	19
Net increase (decrease) in net assets from contract transactions	(62,823)	(7,007)	(21,624)	3,184	(10,024)	(6,683)	(9,623)	(15,182)
Total increase (decrease) in net assets	(67,724)	18,327	(35,752)	26,758	(8,431)	(4,834)	(9,715)	(14,508)
Net Assets:
Beginning of period	576,035	557,708	201,650	174,892	99,518	104,352	56,898	71,406
End of period	$508,311	$576,035	$165,898	$201,650	$91,087	$99,518	$47,183	$56,898

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WFAF - Advantage VT Discovery
WFAF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

As of December 31, 2018, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $70,663,000 and 1,827,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents other contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2018 or 2017. The Account had no Level 3 activity during 2018 and 2017.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement Annuity was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement Annuity prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2018 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

Effective December 18, 2017, redemption fees were removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Communication Services
VIP - Communication Services Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by FILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2018 were 0.045% to 0.79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2018:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$123,457	$82,685
VIP - Government Money Market Investor Class	966,541	498,397
VIP - High Income	9,248	17,324
VIP - High Income Investor Class	88,559	109,751
VIP - Equity-Income	28,793	48,166
VIP - Equity-Income Investor Class	51,286	56,583
VIP - Growth	76,823	54,594
VIP - Growth Investor Class	163,277	86,673
VIP - Overseas	3,163	16,086
VIP - Overseas, Investor Class	34,730	70,608
VIP - Investment Grade Bond	10,860	26,476
VIP - Investment Grade Bond Investor Class	60,222	130,931
VIP - Asset Manager	13,735	25,616
VIP - Asset Manager Investor Class	38,314	28,280
VIP - Index 500	309,838	305,012
VIP - Asset Manager: Growth	4,513	8,193
VIP - Asset Manager: Growth Investor Class	17,052	14,066
VIP - Contrafund	90,970	102,143
VIP - Contrafund Investor Class	227,376	142,082
VIP - Balanced	19,094	22,885
VIP - Balanced Investor Class	370,559	231,767
VIP - Dynamic Capital Appreciation	3,937	4,074
VIP - Dynamic Capital Appreciation Investor Class	30,603	20,912
VIP - Growth & Income	9,731	18,917
VIP - Growth & Income Investor Class	36,094	48,432
VIP - Growth Opportunities	33,858	26,065
VIP - Growth Opportunities Investor Class	142,489	53,648
VIP - Mid Cap	34,173	41,191
VIP - Mid Cap Investor Class	92,037	73,129
VIP - Value Strategies	2,606	7,361
VIP - Value Strategies Investor Class	11,001	22,841
VIP - Utilities	17,658	5,567
VIP - Utilities Investor Class	55,368	23,700
VIP - Technology	39,483	49,646
VIP - Technology Investor Class	193,493	154,301
VIP - Energy	7,302	11,271
VIP - Energy Investor Class	41,569	37,607
VIP - Health Care	28,636	27,168
VIP - Health Care Investor Class	137,922	75,196
VIP - Financial Services	7,900	21,012
VIP - Financial Services Investor Class	40,201	62,096
VIP - Industrials	3,383	8,022
VIP - Industrials Investor Class	23,948	38,478
VIP - Consumer Discretionary	10,913	6,545

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Consumer Discretionary Investor Class	$80,427	$35,597
VIP - Real Estate	3,656	7,060
VIP - Real Estate Investor Class	20,249	30,479
VIP - Strategic Income	5,448	14,828
VIP - Strategic Income Investor Class	83,182	175,433
VIP - International Capital Appreciation	4,551	8,231
VIP - International Capital Appreciation, Investor Class	56,934	57,176
VIP - Value	2,336	4,143
VIP - Value Investor Class	24,186	19,266
VIP - Freedom Income	1,468	2,167
VIP - Investor Freedom Income Investor Class	20,194	16,357
VIP - Freedom 2005	1,313	749
VIP - Investor Freedom 2005 Investor Class	7,154	4,956
VIP - Freedom 2010	912	1,331
VIP - Investor Freedom 2010 Investor Class	8,791	13,732
VIP - Freedom 2015	1,744	3,133
VIP - Investor Freedom 2015 Investor Class	15,731	19,595
VIP - Freedom 2020	3,079	4,565
VIP - Investor Freedom 2020 Investor Class	25,506	31,191
VIP - Freedom 2025	3,469	2,836
VIP - Investor Freedom 2025 Investor Class	30,949	23,799
VIP - Freedom 2030	4,112	4,517
VIP - Investor Freedom 2030 Investor Class	44,932	22,006
VIP - Freedom Lifetime Income I	472	1,141
VIP - Freedom Lifetime Income II	1,196	2,501
VIP - Freedom Lifetime Income III	1,021	2,065
VIP - Disciplined Small Cap	8,751	9,354
VIP - Disciplined Small Cap Investor Class	59,279	40,086
VIP - FundsManager 20% Investor Class	99,705	100,321
VIP - FundsManager 50% Investor Class	239,328	143,912
VIP - FundsManager 60% Investor Class	384,625	209,770
VIP - FundsManager 70% Investor Class	256,594	109,100
VIP - FundsManager 85% Investor Class	118,853	62,360
VIP - Consumer Staples	3,331	9,935
VIP - Consumer Staples Investor Class	31,108	59,298
VIP - Materials	3,120	7,722
VIP - Materials Investor Class	16,361	31,079
VIP - Communication Services	2,708	2,195
VIP - Communication Services Investor Class	19,633	12,048
VIP - Emerging Markets	7,830	15,901
VIP - Emerging Markets Investor Class	52,140	79,648
VIP - Floating Rate High Income	11,237	4,969
VIP - Floating Rate High Income Investor Class	134,506	57,779
VIP - Bond Index	64,267	4,537
VIP - Total Market Index	85,398	5,530
VIP - Extended Market Index	33,613	4,007
VIP - International Index	49,777	4,820
VIF - Emerging Markets Equity	111,561	121,704
VIF - Emerging Markets Debt	164,116	176,499
VIF - Global Strategist	38,495	40,453
Invesco - V.I. Global Core Equity	5,071	7,988
WFF - VT Discovery	3,538	3,109
WFF - VT Opportunity	1,902	1,775
Lazard - Retirement Emerging Markets	14,929	30,378
PVIT - Commodity Real Return	9,150	7,553
PVIT - Low Duration	53,219	90,060
PVIT - Real Return	19,466	31,533

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
PVIT - Total Return	$48,844	$93,240
Blackrock - Global Allocation V.I.	19,549	33,215
FTVIP - Templeton Global Bond	11,745	21,979
FTVIP - Franklin U.S. Gov't Securities	12,288	20,735

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2018:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	245,636	$245,636	$1.00
VIP - Government Money Market Investor Class	1,546,390	1,546,390	1.00
VIP - High Income	15,026	183,235	4.97
VIP - High Income Investor Class	68,425	410,020	4.94
VIP - Equity-Income	16,779	422,150	20.37
VIP - Equity-Income Investor Class	14,392	350,806	20.26
VIP - Growth	6,801	381,479	63.12
VIP - Growth Investor Class	5,856	385,062	62.81
VIP - Overseas	3,652	91,790	19.13
VIP - Overseas, Investor Class	10,631	238,451	19.06
VIP - Investment Grade Bond	13,542	182,485	12.34
VIP - Investment Grade Bond Investor Class	49,285	645,891	12.29
VIP - Asset Manager	13,706	230,298	13.68
VIP - Asset Manager Investor Class	13,201	212,745	13.59
VIP - Index 500	10,031	2,117,978	252.46
VIP - Asset Manager: Growth	3,600	62,292	16.76
VIP - Asset Manager: Growth Investor Class	5,775	109,656	16.66
VIP - Contrafund	24,750	773,919	32.13
VIP - Contrafund Investor Class	38,267	1,285,820	31.93
VIP - Balanced	8,613	145,123	16.78
VIP - Balanced Investor Class	144,663	2,411,017	16.64
VIP - Dynamic Capital Appreciation	1,541	20,650	12.24
VIP - Dynamic Capital Appreciation Investor Class	8,275	111,931	12.21
VIP - Growth & Income	5,294	97,297	19.38
VIP - Growth & Income Investor Class	8,876	182,303	19.30
VIP - Growth Opportunities	2,601	91,256	38.01
VIP - Growth Opportunities Investor Class	8,504	312,588	37.78
VIP - Mid Cap	8,716	296,427	30.19
VIP - Mid Cap Investor Class	15,551	549,682	30.01
VIP - Value Strategies	2,588	36,689	11.11
VIP - Value Strategies Investor Class	5,254	78,549	11.04
VIP - Utilities	2,120	35,196	16.81
VIP - Utilities Investor Class	7,644	124,967	16.70
VIP - Technology	6,893	112,369	15.76
VIP - Technology Investor Class	28,714	469,015	15.57
VIP - Energy	1,809	50,382	14.78
VIP - Energy Investor Class	5,802	143,630	14.75
VIP - Health Care	4,500	125,733	27.86
VIP - Health Care Investor Class	22,472	620,614	27.62
VIP - Financial Services	1,942	27,024	11.15
VIP - Financial Services Investor Class	10,863	138,790	11.10
VIP - Industrials	1,473	31,939	19.29
VIP - Industrials Investor Class	5,810	127,571	19.16
VIP - Consumer Discretionary	1,077	22,516	20.97
VIP - Consumer Discretionary Investor Class	6,985	147,787	20.91

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Real Estate	1,731	$42,139	$16.68
VIP - Real Estate Investor Class	8,245	173,113	16.58
VIP - Strategic Income	5,731	67,227	10.75
VIP - Strategic Income Investor Class	78,442	917,199	10.71
VIP - International Capital Appreciation	1,127	17,432	14.82
VIP - International Capital Appreciation, Investor Class	14,836	224,612	14.71
VIP - Value	1,175	18,604	13.08
VIP - Value Investor Class	8,786	137,566	13.06
VIP - Freedom Income	973	11,001	11.08
VIP - Investor Freedom Income Investor Class	6,398	72,624	11.10
VIP - Freedom 2005	642	7,769	11.65
VIP - Investor Freedom 2005 Investor Class	2,266	26,266	11.17
VIP - Freedom 2010	758	9,475	12.32
VIP - Investor Freedom 2010 Investor Class	4,402	52,815	11.79
VIP - Freedom 2015	1,756	22,211	12.26
VIP - Investor Freedom 2015 Investor Class	7,741	91,799	11.59
VIP - Freedom 2020	1,692	22,107	12.58
VIP - Investor Freedom 2020 Investor Class	14,940	178,924	11.73
VIP - Freedom 2025	1,298	17,602	13.21
VIP - Investor Freedom 2025 Investor Class	15,225	192,219	12.45
VIP - Freedom 2030	1,394	19,085	12.98
VIP - Investor Freedom 2030 Investor Class	16,366	202,101	12.10
VIP - Freedom Lifetime Income I	1,009	11,117	10.57
VIP - Freedom Lifetime Income II	2,555	30,129	11.78
VIP - Freedom Lifetime Income III	2,213	26,389	11.89
VIP - Disciplined Small Cap	1,713	27,552	13.07
VIP - Disciplined Small Cap Investor Class	14,875	233,450	13.02
VIP - FundsManager 20% Investor Class	61,729	697,637	10.74
VIP - FundsManager 50% Investor Class	116,240	1,386,670	11.68
VIP - FundsManager 60% Investor Class	164,541	1,811,228	10.22
VIP - FundsManager 70% Investor Class	105,783	1,285,112	11.71
VIP - FundsManager 85% Investor Class	35,773	447,889	11.66
VIP - Consumer Staples	1,002	18,911	15.05
VIP - Consumer Staples Investor Class	10,456	192,308	14.98
VIP - Materials	782	11,845	11.46
VIP - Materials Investor Class	3,216	49,306	11.46
VIP - Communication Services	464	5,944	10.58
VIP - Communication Services Investor Class	3,404	42,635	10.50
VIP - Emerging Markets	905	11,003	9.95
VIP - Emerging Markets Investor Class	7,460	88,959	9.91
VIP - Floating Rate High Income	1,231	12,393	9.55
VIP - Floating Rate High Income Investor Class	23,230	233,868	9.54
VIP - Bond Index	5,952	59,762	10.06
VIP - Total Market Index	7,692	79,926	9.23
VIP - Extended Market Index	2,815	29,574	8.82
VIP - International Index	4,734	44,969	8.45
VIF - Emerging Markets Equity	4,051	89,650	14.49
VIF - Emerging Markets Debt	15,700	143,794	7.09
VIF - Global Strategist	2,514	34,625	9.85
Invesco - V.I. Global Core Equity	2,366	22,208	8.99
WFF - VT Discovery	932	29,764	26.14
WFF - VT Opportunity	757	21,042	22.85
Lazard - Retirement Emerging Markets	5,034	126,299	18.58
PVIT - Commodity Real Return	2,261	27,404	6.02
PVIT - Low Duration	37,344	398,257	10.08
PVIT - Real Return	14,450	210,464	11.85

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
PVIT - Total Return	48,503	$557,559	$10.48
Blackrock - Global Allocation V.I.	10,959	190,056	15.14
FTVIP - Templeton Global Bond	5,412	105,375	16.83
FTVIP - Franklin U.S. Gov't Securities	4,002	52,302	11.79

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Government Money Market
Units Issued	9,451	5,402	410	233
Units Redeemed	(7,674)	(6,651)	(318)	(328)
Net Increase (Decrease)	1,777	(1,249)	92	(95)
VIP - High Income
Units Issued	97	91	18	25
Units Redeemed	(265)	(255)	(70)	(93)
Net Increase (Decrease)	(168)	(164)	(52)	(68)
VIP - Equity-Income
Units Issued	49	81	5	10
Units Redeemed	(366)	(406)	(66)	(76)
Net Increase (Decrease)	(317)	(325)	(61)	(66)
VIP - Growth
Units Issued	127	146	21	21
Units Redeemed	(366)	(320)	(47)	(45)
Net Increase (Decrease)	(239)	(174)	(26)	(24)
VIP - Overseas
Units Issued	68	181	3	36
Units Redeemed	(274)	(257)	(55)	(32)
Net Increase (Decrease)	(206)	(76)	(52)	4
VIP - Investment Grade Bond
Units Issued	254	256	27	12
Units Redeemed	(609)	(625)	(133)	(146)
Net Increase (Decrease)	(355)	(369)	(106)	(134)
VIP - Asset Manager
Units Issued	89	82	3	7
Units Redeemed	(361)	(357)	(72)	(89)
Net Increase (Decrease)	(272)	(275)	(69)	(82)
VIP - Index 500
Units Issued	478	563	18	53
Units Redeemed	(910)	(939)	(124)	(131)
Net Increase (Decrease)	(432)	(376)	(106)	(78)
VIP - Asset Manager: Growth
Units Issued	29	30	2	5
Units Redeemed	(152)	(167)	(42)	(43)
Net Increase (Decrease)	(123)	(137)	(40)	(38)
VIP - Contrafund
Units Issued	223	217	25	23
Units Redeemed	(1,012)	(1,073)	(154)	(159)
Net Increase (Decrease)	(789)	(856)	(129)	(136)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Balanced
Units Issued	360	454	41	70
Units Redeemed	(634)	(579)	(139)	(166)
Net Increase (Decrease)	(274)	(125)	(98)	(96)
VIP - Dynamic Capital Appreciation
Units Issued	53	27	7	7
Units Redeemed	(106)	(178)	(23)	(28)
Net Increase (Decrease)	(53)	(151)	(16)	(21)
VIP - Growth & Income
Units Issued	89	221	12	27
Units Redeemed	(390)	(472)	(101)	(127)
Net Increase (Decrease)	(301)	(251)	(89)	(100)
VIP - Growth Opportunities
Units Issued	888	269	100	55
Units Redeemed	(840)	(450)	(110)	(85)
Net Increase (Decrease)	48	(181)	(10)	(30)
VIP - Mid Cap
Units Issued	178	163	12	21
Units Redeemed	(744)	(859)	(149)	(163)
Net Increase (Decrease)	(566)	(696)	(137)	(142)
VIP - Value Strategies
Units Issued	38	70	3	12
Units Redeemed	(230)	(266)	(37)	(58)
Net Increase (Decrease)	(192)	(196)	(34)	(46)
VIP - Utilities
Units Issued	542	100	75	14
Units Redeemed	(231)	(215)	(44)	(50)
Net Increase (Decrease)	311	(115)	31	(36)
VIP - Technology
Units Issued	1,033	2,267	99	192
Units Redeemed	(1,455)	(1,242)	(164)	(123)
Net Increase (Decrease)	(422)	1,025	(65)	69
VIP - Energy
Units Issued	247	217	91	19
Units Redeemed	(411)	(715)	(91)	(120)
Net Increase (Decrease)	(164)	(498)	—	(101)
VIP - Health Care
Units Issued	656	373	87	54
Units Redeemed	(677)	(946)	(99)	(120)
Net Increase (Decrease)	(21)	(573)	(12)	(66)
VIP - Financial Services
Units Issued	493	1,697	57	176
Units Redeemed	(1,238)	(2,103)	(142)	(113)
Net Increase (Decrease)	(745)	(406)	(85)	63
VIP - Industrials
Units Issued	52	135	8	24
Units Redeemed	(160)	(238)	(30)	(42)
Net Increase (Decrease)	(108)	(103)	(22)	(18)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Consumer Discretionary
Units Issued	286	93	74	21
Units Redeemed	(196)	(225)	(66)	(93)
Net Increase (Decrease)	90	(132)	8	(72)
VIP - Real Estate
Units Issued	53	43	2	5
Units Redeemed	(197)	(325)	(30)	(54)
Net Increase (Decrease)	(144)	(282)	(28)	(49)
VIP - Strategic Income
Units Issued	274	597	17	65
Units Redeemed	(742)	(639)	(113)	(84)
Net Increase (Decrease)	(468)	(42)	(96)	(19)
VIP - International Capital Appreciation
Units Issued	262	474	14	83
Units Redeemed	(403)	(241)	(76)	(42)
Net Increase (Decrease)	(141)	233	(62)	41
VIP - Value
Units Issued	58	96	3	5
Units Redeemed	(164)	(236)	(27)	(48)
Net Increase (Decrease)	(106)	(140)	(24)	(43)
VIP - Freedom Income
Units Issued	86	194	—	—
Units Redeemed	(145)	(195)	—	—
Net Increase (Decrease)	(59)	(1)	—	—
VIP - Freedom 2005
Units Issued	64	108	—	—
Units Redeemed	(42)	(55)	—	—
Net Increase (Decrease)	22	53	—	—
VIP - Freedom 2010
Units Issued	27	29	—	—
Units Redeemed	(68)	(82)	—	—
Net Increase (Decrease)	(41)	(53)	—	—
VIP - Freedom 2015
Units Issued	27	40	—	—
Units Redeemed	(157)	(162)	—	—
Net Increase (Decrease)	(130)	(122)	—	—
VIP - Freedom 2020
Units Issued	114	135	—	—
Units Redeemed	(237)	(272)	—	—
Net Increase (Decrease)	(123)	(137)	—	—
VIP - Freedom 2025
Units Issued	145	238	—	—
Units Redeemed	(138)	(82)	—	—
Net Increase (Decrease)	7	156	—	—
VIP - Freedom 2030
Units Issued	165	146	—	—
Units Redeemed	(215)	(139)	—	—
Net Increase (Decrease)	(50)	7	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Disciplined Small Cap
Units Issued	318	428	57	80
Units Redeemed	(457)	(919)	(87)	(174)
Net Increase (Decrease)	(139)	(491)	(30)	(94)
VIP - FundsManager 20% Investor Class
Units Issued	255	338	12	9
Units Redeemed	(749)	(639)	(93)	(194)
Net Increase (Decrease)	(494)	(301)	(81)	(185)
VIP - FundsManager 50% Investor Class
Units Issued	241	353	92	55
Units Redeemed	(764)	(917)	(336)	(416)
Net Increase (Decrease)	(523)	(564)	(244)	(361)
VIP - FundsManager 60% Investor Class
Units Issued	189	180	21	65
Units Redeemed	(465)	(426)	(153)	(190)
Net Increase (Decrease)	(276)	(246)	(132)	(125)
VIP - FundsManager 70% Investor Class
Units Issued	173	215	6	57
Units Redeemed	(452)	(399)	(197)	(228)
Net Increase (Decrease)	(279)	(184)	(191)	(171)
VIP - FundsManager 85% Investor Class
Units Issued	47	109	38	49
Units Redeemed	(197)	(306)	(107)	(109)
Net Increase (Decrease)	(150)	(197)	(69)	(60)
VIP - Consumer Staples
Units Issued	97	139	7	27
Units Redeemed	(410)	(551)	(55)	(106)
Net Increase (Decrease)	(313)	(412)	(48)	(79)
VIP - Materials
Units Issued	110	311	14	101
Units Redeemed	(317)	(226)	(79)	(50)
Net Increase (Decrease)	(207)	85	(65)	51
VIP - Communication Services
Units Issued	122	207	22	117
Units Redeemed	(113)	(679)	(36)	(219)
Net Increase (Decrease)	9	(472)	(14)	(102)
VIP - Emerging Markets
Units Issued	786	1,518	132	255
Units Redeemed	(1,446)	(546)	(262)	(76)
Net Increase (Decrease)	(660)	972	(130)	179
VIP - Floating Rate High Income
Units Issued	983	230	127	11
Units Redeemed	(492)	(263)	(84)	(23)
Net Increase (Decrease)	491	(33)	43	(12)
VIP - Bond Index
Units Issued	335	—	116	—
Units Redeemed	(75)	—	(21)	—
Net Increase (Decrease)	260	—	95	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Total Market Index
Units Issued	577	—	134	—
Units Redeemed	(70)	—	(18)	—
Net Increase (Decrease)	507	—	116	—
VIF - Extended Market Index
Units Issued	171	—	31	—
Units Redeemed	(87)	—	(5)	—
Net Increase (Decrease)	84	—	26	—
VIF - International Index
Units Issued	200	—	35	—
Units Redeemed	(35)	—	(3)	—
Net Increase (Decrease)	165	—	32	—
VIF - Emerging Markets Equity
Units Issued	32	102	4	11
Units Redeemed	(170)	(173)	(19)	(24)
Net Increase (Decrease)	(138)	(71)	(15)	(13)
VIF - Emerging Markets Debt
Units Issued	9	38	1	4
Units Redeemed	(64)	(71)	(8)	(13)
Net Increase (Decrease)	(55)	(33)	(7)	(9)
VIF - Global Strategist
Units Issued	16	14	1	—
Units Redeemed	(57)	(58)	(15)	(17)
Net Increase (Decrease)	(41)	(44)	(14)	(17)
Invesco - V.I. Global Core Equity
Units Issued	10	18	1	4
Units Redeemed	(44)	(50)	(13)	(11)
Net Increase (Decrease)	(34)	(32)	(12)	(7)
WFF - VT Discovery
Units Issued	10	2	—	—
Units Redeemed	(56)	(48)	(11)	(10)
Net Increase (Decrease)	(46)	(46)	(11)	(10)
WFF - VT Opportunity
Units Issued	1	1	—	—
Units Redeemed	(27)	(34)	(9)	(7)
Net Increase (Decrease)	(26)	(33)	(9)	(7)
Lazard - Retirement Emerging Markets
Units Issued	119	176	4	22
Units Redeemed	(257)	(221)	(22)	(32)
Net Increase (Decrease)	(138)	(45)	(18)	(10)
PVIT - Commodity Real Return
Units Issued	—	—	11	7
Units Redeemed	(1)	(6)	(3)	(7)
Net Increase (Decrease)	(1)	(6)	8	—
PVIT - Low Duration
Units Issued	429	545	38	13
Units Redeemed	(677)	(657)	(21)	(32)
Net Increase (Decrease)	(248)	(112)	17	(19)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
PVIT - Real Return
Units Issued	103	142	7	8
Units Redeemed	(230)	(199)	(18)	(23)
Net Increase (Decrease)	(127)	(57)	(11)	(15)
PVIT - Total Return
Units Issued	118	248	6	24
Units Redeemed	(360)	(315)	(27)	(48)
Net Increase (Decrease)	(242)	(67)	(21)	(24)
Blackrock - Global Allocation V.I.
Units Issued	26	127	1	3
Units Redeemed	(137)	(107)	(8)	(6)
Net Increase (Decrease)	(111)	20	(7)	(3)
FTVIP - Templeton Global Bond
Units Issued	75	98	2	16
Units Redeemed	(102)	(127)	(15)	(11)
Net Increase (Decrease)	(27)	(29)	(13)	5
FTVIP - Franklin U.S. Gov't Securities
Units Issued	122	82	8	4
Units Redeemed	(201)	(211)	(5)	(17)
Net Increase (Decrease)	(79)	(129)	3	(13)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Government Money Market Investor Class
Units Issued	234,820	174,849	—	1,145
Units Redeemed	(192,698)	(174,085)	—	(1,362)
Net Increase (Decrease)	42,122	764	—	(217)
VIP - High Income Investor Class
Units Issued	5,070	5,605	—	—
Units Redeemed	(7,226)	(6,914)	—	—
Net Increase (Decrease)	(2,156)	(1,309)	—	—
VIP - Equity Income Investor Class
Units Issued	1,984	2,963	—	—
Units Redeemed	(3,174)	(3,878)	—	—
Net Increase (Decrease)	(1,190)	(915)	—	—
VIP - Growth Investor Class
Units Issued	4,992	4,293	—	—
Units Redeemed	(4,253)	(2,312)	—	—
Net Increase (Decrease)	739	1,981	—	—
VIP - Overseas, Investor Class
Units Issued	2,991	6,260	—	—
Units Redeemed	(5,154)	(3,538)	—	—
Net Increase (Decrease)	(2,163)	2,722	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	7,635	12,309	—	—
Units Redeemed	(13,776)	(9,970)	—	—
Net Increase (Decrease)	(6,141)	2,339	—	—
VIP - Asset Manager Investor Class
Units Issued	1,887	1,860	—	—
Units Redeemed	(1,862)	(1,463)	—	—
Net Increase (Decrease)	25	397	—	—
VIP - Index 500
Units Issued	17,829	21,493	—	—
Units Redeemed	(18,058)	(15,372)	—	—
Net Increase (Decrease)	(229)	6,121	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	644	987	—	—
Units Redeemed	(764)	(1,015)	—	—
Net Increase (Decrease)	(120)	(28)	—	—
VIP - Contrafund Investor Class
Units Issued	7,454	7,558	—	—
Units Redeemed	(8,696)	(9,241)	—	—
Net Increase (Decrease)	(1,242)	(1,683)	—	—
VIP - Balanced Investor Class
Units Issued	14,119	15,084	—	—
Units Redeemed	(9,268)	(8,774)	—	—
Net Increase (Decrease)	4,851	6,310	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	829	399	—	—
Units Redeemed	(876)	(1,142)	—	—
Net Increase (Decrease)	(47)	(743)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Growth & Income Investor Class
Units Issued	1,259	2,469	—	—
Units Redeemed	(2,174)	(2,678)	—	—
Net Increase (Decrease)	(915)	(209)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	4,740	2,170	—	—
Units Redeemed	(2,787)	(1,949)	—	—
Net Increase (Decrease)	1,953	221	—	—
VIP - Mid Cap Investor Class
Units Issued	2,813	3,759	—	—
Units Redeemed	(3,880)	(4,195)	—	—
Net Increase (Decrease)	(1,067)	(436)	—	—
VIP - Value Strategies Investor Class
Units Issued	414	614	—	—
Units Redeemed	(1,054)	(1,283)	—	—
Net Increase (Decrease)	(640)	(669)	—	—
VIP - Utilities Investor Class
Units Issued	2,326	1,232	—	—
Units Redeemed	(1,474)	(1,556)	—	—
Net Increase (Decrease)	852	(324)	—	—
VIP - Technology Investor Class
Units Issued	6,026	7,776	—	—
Units Redeemed	(6,079)	(3,897)	—	—
Net Increase (Decrease)	(53)	3,879	—	—
VIP - Energy Investor Class
Units Issued	3,841	2,842	—	—
Units Redeemed	(3,658)	(4,918)	—	—
Net Increase (Decrease)	183	(2,076)	—	—
VIP - Health Care Investor Class
Units Issued	4,397	3,146	—	—
Units Redeemed	(3,344)	(4,866)	—	—
Net Increase (Decrease)	1,053	(1,720)	—	—
VIP - Financial Services Investor Class
Units Issued	3,075	6,596	—	—
Units Redeemed	(4,715)	(5,069)	—	—
Net Increase (Decrease)	(1,640)	1,527	—	—
VIP - Industrials Investor Class
Units Issued	938	1,801	—	—
Units Redeemed	(1,610)	(2,028)	—	—
Net Increase (Decrease)	(672)	(227)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	3,123	957	—	—
Units Redeemed	(1,993)	(1,652)	—	—
Net Increase (Decrease)	1,130	(695)	—	—
VIP - Real Estate Investor Class
Units Issued	730	909	—	—
Units Redeemed	(1,709)	(2,893)	—	—
Net Increase (Decrease)	(979)	(1,984)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Strategic Income Investor Class
Units Issued	6,461	11,819	—	—
Units Redeemed	(13,857)	(8,229)	—	—
Net Increase (Decrease)	(7,396)	3,590	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	3,771	5,262	—	—
Units Redeemed	(4,099)	(2,247)	—	—
Net Increase (Decrease)	(328)	3,015	—	—
VIP - Value Investor Class
Units Issued	905	1,252	—	—
Units Redeemed	(1,048)	(2,002)	—	—
Net Increase (Decrease)	(143)	(750)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	1,479	944	—	—
Units Redeemed	(1,279)	(837)	—	—
Net Increase (Decrease)	200	107	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	387	618	—	—
Units Redeemed	(285)	(251)	—	—
Net Increase (Decrease)	102	367	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	427	521	—	—
Units Redeemed	(782)	(494)	—	—
Net Increase (Decrease)	(355)	27	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	652	757	—	—
Units Redeemed	(1,036)	(802)	—	—
Net Increase (Decrease)	(384)	(45)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	1,277	2,049	—	—
Units Redeemed	(1,877)	(1,848)	—	—
Net Increase (Decrease)	(600)	201	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	1,506	2,311	—	—
Units Redeemed	(1,450)	(1,183)	—	—
Net Increase (Decrease)	56	1,128	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	2,125	2,266	—	—
Units Redeemed	(1,359)	(1,153)	—	—
Net Increase (Decrease)	766	1,113	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	5	2
Units Redeemed	—	—	(61)	(74)
Net Increase (Decrease)	—	—	(56)	(72)
VIP - Freedom Lifetime Income II
Units Issued	—	—	6	64
Units Redeemed	—	—	(122)	(221)
Net Increase (Decrease)	—	—	(116)	(157)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Freedom Lifetime Income III
Units Issued	—	—	10	106
Units Redeemed	—	—	(99)	(98)
Net Increase (Decrease)	—	—	(89)	8
VIP - Disciplined Small Cap Investor Class
Units Issued	2,293	3,210	—	—
Units Redeemed	(2,508)	(4,380)	—	—
Net Increase (Decrease)	(215)	(1,170)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	6,528	7,334	13	18
Units Redeemed	(8,674)	(7,374)	(61)	(87)
Net Increase (Decrease)	(2,146)	(40)	(48)	(69)
VIP - FundsManager 50% Investor Class
Units Issued	9,704	11,573	52	395
Units Redeemed	(10,160)	(9,316)	(569)	(615)
Net Increase (Decrease)	(456)	2,257	(517)	(220)
VIP - FundsManager 60% Investor Class
Units Issued	11,698	10,445	11	454
Units Redeemed	(7,480)	(7,521)	(592)	(589)
Net Increase (Decrease)	4,218	2,924	(581)	(135)
VIP - FundsManager 70% Investor Class
Units Issued	9,672	11,640	3	110
Units Redeemed	(8,179)	(7,349)	(139)	(104)
Net Increase (Decrease)	1,493	4,291	(136)	6
VIP - FundsManager 85% Investor Class
Units Issued	4,156	3,388	8	36
Units Redeemed	(3,518)	(3,323)	(66)	(99)
Net Increase (Decrease)	638	65	(58)	(63)
VIP - Consumer Staples Investor Class
Units Issued	1,266	1,803	—	—
Units Redeemed	(3,121)	(3,858)	—	—
Net Increase (Decrease)	(1,855)	(2,055)	—	—
VIP - Materials Investor Class
Units Issued	883	1,851	—	—
Units Redeemed	(1,767)	(1,464)	—	—
Net Increase (Decrease)	(884)	387	—	—
VIP - Communication Services Investor Class
Units Issued	1,060	1,177	—	—
Units Redeemed	(916)	(2,913)	—	—
Net Increase (Decrease)	144	(1,736)	—	—
VIP - Emerging Markets Investor Class
Units Issued	6,015	8,239	—	—
Units Redeemed	(8,342)	(2,511)	—	—
Net Increase (Decrease)	(2,327)	5,728	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	14,519	7,061	—	—
Units Redeemed	(8,485)	(4,896)	—	—
Net Increase (Decrease)	6,034	2,165	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Bond Index
Units Issued	6,243	—	—	—
Units Redeemed	(721)	—	—	—
Net Increase (Decrease)	5,522	—	—	—
VIP - Total Market Index
Units Issued	8,243	—	—	—
Units Redeemed	(983)	—	—	—
Net Increase (Decrease)	7,260	—	—	—
VIP - Extended Market Index
Units Issued	3,399	—	—	—
Units Redeemed	(566)	—	—	—
Net Increase (Decrease)	2,833	—	—	—
VIP - International Index
Units Issued	5,165	—	—	—
Units Redeemed	(731)	—	—	—
Net Increase (Decrease)	4,434	—	—	—
VIF - Emerging Markets Equity
Units Issued	912	1,220	—	—
Units Redeemed	(1,335)	(746)	—	—
Net Increase (Decrease)	(423)	474	—	—
VIF - Emerging Markets Debt
Units Issued	524	1,303	—	—
Units Redeemed	(1,578)	(1,373)	—	—
Net Increase (Decrease)	(1,054)	(70)	—	—
VIF - Global Strategist
Units Issued	106	153	—	—
Units Redeemed	(261)	(246)	—	—
Net Increase (Decrease)	(155)	(93)	—	—
Invesco - V.I. Global Core Equity
Units Issued	346	459	—	—
Units Redeemed	(470)	(311)	—	—
Net Increase (Decrease)	(124)	148	—	—
Lazard - Retirement Emerging Markets
Units Issued	1,012	2,331	—	—
Units Redeemed	(1,956)	(2,270)	—	—
Net Increase (Decrease)	(944)	61	—	—
PVIT - Commodity Real Return
Units Issued	1,570	1,228	—	—
Units Redeemed	(1,399)	(1,603)	—	—
Net Increase (Decrease)	171	(375)	—	—
PVIT - Low Duration
Units Issued	6,305	7,014	—	—
Units Redeemed	(9,883)	(10,096)	—	—
Net Increase (Decrease)	(3,578)	(3,082)	—	—
PVIT - Real Return
Units Issued	1,559	2,276	—	—
Units Redeemed	(2,701)	(3,255)	—	—
Net Increase (Decrease)	(1,142)	(979)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
PVIT - Total Return
Units Issued	4,337	7,241	—	—
Units Redeemed	(8,964)	(7,643)	—	—
Net Increase (Decrease)	(4,627)	(402)	—	—
Blackrock - Global Allocation V.I.
Units Issued	1,184	2,135	—	—
Units Redeemed	(2,655)	(1,925)	—	—
Net Increase (Decrease)	(1,471)	210	—	—
FTVIP - Templeton Global Bond
Units Issued	1,342	1,799	—	—
Units Redeemed	(2,203)	(2,371)	—	—
Net Increase (Decrease)	(861)	(572)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	1,220	1,397	—	—
Units Redeemed	(2,083)	(2,729)	—	—
Net Increase (Decrease)	(863)	(1,332)	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2018	2017
VIP - Government Money Market Investor Class
Units Issued	2,459	2,415
Units Redeemed	(2,603)	(2,096)
Net Increase (Decrease)	(144)	319
VIP - Balanced Investor Class
Units Issued	87	379
Units Redeemed	(6,377)	(6,589)
Net Increase (Decrease)	(6,290)	(6,210)
VIP - FundsManager 60% Investor Class
Units Issued	51	57
Units Redeemed	(6,114)	(6,518)
Net Increase (Decrease)	(6,063)	(6,461)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
VIP - Government Money Market Investor Class
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
VIP - High Income Investor Class
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
VIP - Equity-Income
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
VIP - Equity-Income Investor Class
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
VIP - Growth
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
VIP - Growth Investor Class
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
VIP - Overseas
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
VIP - Overseas, Class R (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
VIP - Overseas, Investor Class
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
VIP - Investment Grade Bond Investor Class
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
VIP - Asset Manager
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
VIP - Asset Manager Investor Class
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
VIP - Index 500
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
VIP - Asset Manager: Growth
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
VIP - Asset Manager: Growth Investor Class
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
VIP - Contrafund
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund Investor Class
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
VIP - Balanced
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
VIP - Balanced Investor Class
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
VIP - Dynamic Capital Appreciation
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
VIP - Dynamic Capital Appreciation Investor Class
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
VIP - Growth & Income
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
VIP - Growth & Income Investor Class
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
VIP - Growth Opportunities
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
VIP - Mid Cap
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
VIP - Mid Cap Investor Class
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
VIP - Value Strategies
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
VIP - Value Strategies Investor Class
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
VIP - Utilities
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
VIP - Utilities Investor Class
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
VIP - Technology
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
VIP - Energy
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
VIP - Energy Investor Class
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
VIP - Health Care
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
VIP - Health Care Investor Class
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
VIP - Financial Services
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
VIP - Financial Services Investor Class
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
VIP - Industrials
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Investor Class
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
VIP - Consumer Discretionary
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
VIP - Consumer Discretionary Investor Class
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
VIP - Real Estate
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
VIP - Real Estate Investor Class
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
VIP - Strategic Income
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
VIP - Strategic Income Investor Class
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
VIP - Growth Strategies (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
VIP - International Capital Appreciation
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation, Class R (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
VIP - International Capital Appreciation Investor Class
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
VIP - Value Leaders (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
VIP - Value Leaders Investor Class (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
VIP - Value
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
VIP - Value Investor Class
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
VIP - Growth Stock (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock Investor Class (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
VIP - Freedom Income
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
VIP - Investor Freedom Income Investor Class
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
VIP - Freedom 2005
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
VIP - Investor Freedom 2005 Investor Class
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
VIP - Freedom 2010
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
VIP - Investor Freedom 2010 Investor Class
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
VIP - Freedom 2015
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2015 Investor Class
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
VIP - Freedom 2020
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
VIP - Investor Freedom 2020 Investor Class
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
VIP - Freedom 2025
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
VIP - Investor Freedom 2025 Investor Class
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
VIP - Freedom 2030
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
VIP - Investor Freedom 2030 Investor Class
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
VIP - Freedom Lifetime Income I
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income II
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
VIP - Freedom Lifetime Income III
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
VIP - Disciplined Small Cap
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
VIP - Disciplined Small Cap Investor Class
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
VIP - FundsManager 20% Investor Class
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
VIP - FundsManager 50% Investor Class
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
VIP - FundsManager 60% Investor Class
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
VIP - FundsManager 70% Investor Class
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
VIP - FundsManager 85% Investor Class
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
VIP - Consumer Staples Investor Class
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
VIP - Materials
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
VIP - Materials Investor Class
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
VIP - Communication Services (7)
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
VIP - Communication Services Investor Class (7)
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
VIP - Emerging Markets
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
VIP - Emerging Markets Investor Class
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Floating Rate High Income
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
VIP - Bond Index (6)
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43	% (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
VIF - Emerging Markets Debt
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
VIF - Global Strategist
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Invesco - V.I. Global Core Equity
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
WFF - VT Discovery
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
WFF - VT Opportunity
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
Lazard - Retirement Emerging Markets
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
PVIT - Commodity Real Return
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
PVIT - Low Duration
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
PVIT - Real Return
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
PVIT - Total Return
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
Blackrock - Global Allocation V.I.
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Templeton Global Bond
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
FTVIP - Franklin U.S. Gov't Securities
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

  Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

  Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

(6)  New Fund. See Note 1

(7)  Fund Name Change. See Note 1

(8)  These portfolios commenced operations effective June 8, 2018.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Fidelity Investments Variable Annuity Account I as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Clas (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 (1)	Fidelity VIP Freedom Lifetime Inc I - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc II - Investor Class (1)
Fidelity VIP Freedom Lifetime Inc III - Investor Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)
Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (2)	Fidelity VIP - Total Market Index (2)	Fidelity VIP - Extended Market Index (2)
Fidelity VIP - International Index (2)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

(2) Statement of operations and statement of changes in net assets for the period June 8, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2019

We have served as the auditor of one or more of the subaccounts in Fidelity Investments Variable Annuity Account I since 1987.

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0219

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company (a wholly-owned subsidiary of FMR LLC), which comprise the consolidated balance sheets as of December 31, 2018 and 2017, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2019

1

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2018	2017
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,110,289 in 2018 and $1,078,466 in 2017)	$1,084,246	$1,080,551
Other investment	968	1,135
Policy loans	1,249	1,233
Total Investments	1,086,463	1,082,919

Cash and cash equivalents	413,783	109,728
Restricted cash and cash equivalents	17,817	12,083
Accrued investment income	7,417	8,894
Deferred policy acquisition costs	71,335	72,968
Reinsurance deposit and receivables	971,884	1,031,957
Other assets	19,120	16,077
Net deferred tax asset	44,495	46,949
Separate account assets	28,966,052	31,166,266
Total Assets	31,598,366	33,547,841

LIABILITIES
Future contract and policy benefits	666,618	708,856
Contract holder deposit funds	640,925	662,545
Investment trades payable, net	230,970	—
Other liabilities and accrued expenses	56,617	42,966
Income taxes payable	7,048	7,256
Payable to parent and affiliates, net	10,142	6,961
Separate account liabilities	28,966,052	31,166,266
Total Liabilities	30,578,372	32,594,850

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive (loss) income	(15,672)	1,637
Retained earnings	961,180	876,860
Total Fidelity Investments Life Insurance Company Stockholder's Equity	1,019,886	952,875
Noncontrolling interest	108	116
Total Stockholder's Equity	1,019,994	952,991
Total Liabilities and Equity	$31,598,366	$33,547,841

The accompanying notes are an integral part of the consolidated financial statements

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2018	2017	2016
REVENUES
Fees charged to contract holders	$119,852	$117,300	$110,644
Fund administration fees (1)	52,294	52,687	54,415
Net investment income	33,417	27,108	23,834
Interest on reinsurance deposit	24,555	26,151	27,869
Premiums, net	8,161	6,961	6,734
Gain from reinsurance recapture	—	—	9,672
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(10,084)	(338)	1,991
Total net realized investment (losses) gains	(10,084)	(338)	1,991

Total revenues	228,195	229,869	235,159

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	81,449	77,346	73,456
Contract and policy benefits and expenses	44,279	46,391	60,540
Other expenses	11,840	17,163	8,151

Total Benefits and Expenses	137,568	140,900	142,147

Income before income taxes	90,627	88,969	93,012

Income tax expense	7,484	58,459	14,927

Net Income	83,143	30,510	78,085
Less: Net loss attributable to noncontrolling interest	(1,177)	(833)	(816)
Net Income Attributable to Fidelity Investments Life Insurance Company	$84,320	$31,343	$78,901

Net Income	$83,143	$30,510	$78,085
Other comprehensive (loss) income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(27,660)	4,077	6,816
Reclassification adjustment for net realized losses (gains) included in net income	10,084	338	(1,991)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	267	(1,212)	(1,708)
Other comprehensive (loss) income, net of tax	(17,309)	3,203	3,117
Comprehensive Income	65,834	33,713	81,202
Less: Comprehensive loss attributable to noncontrolling interest	(1,177)	(833)	(816)
Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$67,011	$34,546	$82,018

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2018, 2017, and 2016

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

Comprehensive income:
Other contributions	—	—	—	—	773	773
Net income (loss)	—	—	—	78,901	(816)	78,085
Other comprehensive income (loss)	—	—	3,117	—	—	3,117

Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

Comprehensive income:
Other contributions	—	—	—	—	832	832
Net income (loss)	—	—	—	31,343	(833)	30,510
Other comprehensive income (loss)	—	—	3,203	—	—	3,203

Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

Comprehensive income:
Other contributions	—	—	—	—	1,169	1,169
Net income (loss)	—	—	—	84,320	(1,177)	83,143
Other comprehensive income (loss)	—	—	(17,309)	—	—	(17,309)

Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2018	2017	2016
Cash flows provided by (used in) operating activities:
Net income	$83,143	$30,510	$78,085
Adjustments to reconcile net income to cash provided by operating activities:
Proceeds from reinsurance recapture	—	—	55,397
Gain from reinsurance recapture	—	—	(9,672)
Amortization and depreciation	907	1,694	2,476
Net realized investment losses (gains) on sales	10,084	338	(1,991)
Provision for deferred taxes	2,719	29,649	1,648
Equity loss from investee company	11,840	8,406	8,151
Changes in assets and liabilities:
Accrued investment income	1,477	(781)	(1,297)
Deferred policy acquisition costs, net of amortization	2,186	(2,975)	(580)
Future contract and policy benefits, net	63,445	70,236	91,414
Reinsurance deposit and receivables	60,073	63,743	66,100
Payable to parent and affiliates, net	3,181	(3,418)	(717)
Income taxes	(208)	14,560	(13,019)
Other assets and other liabilities, net	13,653	1,216	8,535

Net cash provided by operating activities	252,500	213,178	284,530

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(613,500)	(541,996)	(755,731)
Proceeds from sales of debt securities	563,267	429,844	622,471
Proceeds from maturities and calls of debt securities	17,810	30,143	15,052
Investment in investee company	(9,296)	(8,725)	(6,078)
Accrued contributions in investee company	(1,219)	1,233	(872)
Investment trades payable/ receivable, net	230,605	372	(5)
Additions to capitalized internal use software	(3,059)	(176)	(2)
Change in policy loans	(16)	256	143

Net cash provided by (used for) investing activities	184,592	(89,049)	(125,022)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,534,486	1,536,249	1,395,208
Net transfers from separate accounts	465,934	237,759	439,317
Withdrawals from variable annuity contracts	(2,059,720)	(1,834,736)	(1,889,399)
Withdrawals from fixed annuity contracts	(68,003)	(74,022)	(81,370)

Net cash used for financing activities	(127,303)	(134,750)	(136,244)

Net increase (decrease) in cash, cash equivalents, and restricted cash	309,789	(10,621)	23,264

Cash, cash equivalents, and restricted cash:
Beginning of year	121,811	132,432	109,168
End of year	$431,600	$121,811	$132,432

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$—	$(8,757)	$—
The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues and services variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Accounts and Variable Life Accounts, respectively which are separate accounts of the Company. The assets of the Variable Annuity Accounts and Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (1) the Company has the intent to sell the debt security or (2) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $404,144 and $107,700 at December 31, 2018, and 2017, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $10,885 and $12,283 at December 31, 2018, and 2017, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced con    tract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2018, 2017, or 2016.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance permitting a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the consolidated financial statements.
In January 2017, the FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance on January 1, 2017 which did not have an impact on the consolidated financial statements.
In August 2016, the FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements (continued)
allocation of components of these cash receipts and payments among operating, investing and financing activities. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
In January 2016, the FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The adoption of this guidance did not have an impact on the consolidated financial statements. This guidance became effective for the Company on January 1, 2018.
In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
In August 2018, the FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company beginning January 1, 2021. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
In March 2017, the FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The guidance will be effective for the Company beginning January 1, 2019. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects current expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
In February 2016, the FASB issued new guidance on accounting for leases. This guidance will result in leases being accounted for as either finance or operating leases. Both leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The new guidance will be effective for the Company beginning January 1, 2019. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2018	2017
Beginning Balance	$4,226	$5,656
Change in benefit ratio estimate	3,408	(1,634)
Interest on reserve	502	265
Claims paid	(5,684)	(1,665)
Accrual of benefit ratio	1,758	1,604
Ending Balance	$4,210	$4,226

The reinsurance recoverables associated with the GMDB were $4,206 and $4,221 at December 31, 2018 and 2017, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity GMDB Mortality Table.

•	The base lapse rate assumption varies from 4.7% to 7.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.9%.

•	The discount rate is 6.83%.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2018 and 2017. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2018	2017
Net deposits paid
Account value	$4,087,912	$4,730,138
Net amount at risk	$96,295	$100,166
Average attained age of contract holders	68	67
Ratchet (highest historical account value at specified anniversary dates)
Account value	$206,398	$245,367
Net amount at risk	$27,093	$14,901
Average attained age of contract holders	72	71
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (1) withdrawals if the youngest annuitant is under age 59½, (2) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2018	2017
Beginning Balance	$2,367	$2,464
Change in benefit ratio estimate	(24)	(386)
Interest on reserve	123	108
Accrual of benefit ratio	166	181
Ending Balance	$2,632	$2,367
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $2,551 and $2,286 at December 31, 2018, and 2017, respectively.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 12½ years from issue and age 59 ½.

•	The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2

•	The lapse rate assumption is 5.3%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2018, and 2017:

	Years Ended December 31,
	2018	2017
Account value	$1,528,640	$1,874,696
GWB value	$1,752,166	$1,869,921
Average attained age of contract holders	76	75
4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2018	2017	2016

Debt securities	$28,209	$29,153	$26,167
Cash and cash equivalents	1,543	694	170
Other income	6,386	82	95
Total investment income	36,138	29,929	26,432
Less: investment expenses	2,721	2,821	2,598
Net investment income	$33,417	$27,108	$23,834

Gross realized gains and losses from sales of debt securities were as follows:

	2018	2017	2016

Debt securities:
Gross realized gains	$567	$3,098	$6,109
Gross realized losses	(10,651)	(3,436)	(4,118)
Total realized investment (losses) gains	(10,084)	$(338)	$1,991

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0 in 2018, 2017, and 2016, respectively. The Company had no debt securities that were non-income producing for 2018 and 2017, respectively. There was no interest foregone by non-income producing securities for 2018, 2017, and 2016, respectively.
Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2018	2017

Debt securities	$(16,043)	$2,085
DAC	470	(84)
Deferred income tax benefit (expense)	(99)	(364)
	$(15,672)	$1,637
Debt securities that have been in a continuous unrealized loss position as of December 31, 2018, were as follows:

	2018
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$194,489	$(1,210)	11	$194,489	$(1,210)	11
Corporate debt securities	154,352	(2,034)	110	376,890	(8,988)	359	531,242	(11,022)	469
Mortgage and asset-backed securities	1,323	(18)	1	15,688	(284)	14	17,011	(302)	15
Total	$155,675	$(2,052)	111	$587,067	$(10,482)	384	$742,742	$(12,534)	495

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	29,019	(1,447)	98	38,245	(3,172)	111	67,264	(4,619)	209
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$29,019	$(1,447)	98	$38,245	$(3,172)	111	$67,264	$(4,619)	209

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2017, were as follows:

	2017
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$230,824	$(1,877)	16	$76,629	$(2,149)	8	$307,453	$(4,026)	24
Corporate debt securities	210,400	(910)	255	69,455	(948)	102	279,855	(1,858)	357
Mortgage and asset-backed securities	11,638	(59)	24	2,031	(33)	7	13,669	(92)	31
Total	$452,862	$(2,846)	295	$148,115	$(3,130)	117	$600,977	$(5,976)	412

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	18,303	(271)	67	2,704	(115)	12	21,007	(386)	79
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$18,303	$(271)	67	$2,704	$(115)	12	$21,007	$(386)	79
The Company evaluates declines in fair values below cost for its investments. The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2018, and 2017. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2018. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 9% of the total portfolio as of December 31, 2018. Unrealized losses on below investment grade securities were driven principally by changes in market yields.
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2018, were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$378,111	$319	$(1,210)	—	$377,220
Corporate and other debt securities	704,163	782	(15,641)	—	689,304
Mortgage and asset-backed securities	18,015	9	(302)	—	17,722
Total debt securities	$1,100,289	$1,110	$(17,153)	—	$1,084,246

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2017, were as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$314,431	$9	$(4,026)	—	$310,414
Corporate and other debt securities	747,145	8,411	(2,244)	—	753,312
Mortgage and asset-backed securities	16,890	27	(92)	—	16,825
Total debt securities	$1,078,466	$8,447	$(6,362)	—	$1,080,551
During 2018 and 2017, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.
The amortized cost and fair value of debt securities at December 31, 2018, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$60,255	$60,026
Due after 1 year through 5 years	576,226	567,962
Due after 5 years through 10 years	422,500	416,606
Due after 10 years	23,293	21,930
Mortgage and asset-backed securities	18,015	17,722
	$1,100,289	$1,084,246
At December 31, 2018, and 2017, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2018, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,787 and $2,778 respectively. At December 31, 2017, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,771 and $2,766 respectively.
During 2017 the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $8,757. This is recorded in other expenses in the Consolidated Statements of Comprehensive Income. There were no donations in 2018 and 2016.
5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):
Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided funding payments of $9,296, $8,725, and $6,078, respectively for the years ended December 31, 2018, 2017, and 2016 respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $17,817 and $12,083 as of December 31, 2018, and 2017, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2018, and 2017 and for the years ended December 31, 2018, and 2017.

	December 31,
	2018	2017

Total Assets	$2,072	$1,329
Total Liabilities	1,964	1,213
Non controlling equity interest	$108	$116

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):

	Years Ended December 31,
	2018	2017	2016

Total Revenues	$85	$18	$3
Total Expenses	(1,262)	(851)	(819)
Net Loss	(1,177)	(833)	(816)
Income tax expense	—	—	—
Net Loss	(1,177)	(833)	(816)
Less: Net loss attributable to non controlling interest	(1,177)	(833)	(816)
Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—
Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2018
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$377,220	$—	$—	$377,220
Corporate and other debt securities		689,304	—	689,304
Mortgage and asset-backed securities		17,722	—	17,722
Total available-for-sale debt securities	377,220	707,026	—	1,084,246
Cash equivalents	404,144	—	—	404,144
Subtotal excluding separate account assets	781,364	707,026	—	1,488,390
Separate account assets	28,966,052	—	—	28,966,052
Total	$29,747,416	$707,026	$—	$30,454,442

	December 31, 2017
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$310,414	$—	$—	$310,414
Corporate and other debt securities	—	753,312	—	753,312
Mortgage and asset-backed securities	—	16,825	—	16,825
Total available-for-sale debt securities	310,414	770,137	—	1,080,551
Cash equivalents	107,700	—	—	107,700
Subtotal excluding separate account assets	418,114	770,137	—	1,188,251
Separate account assets	31,166,266	—	—	31,166,266
Total	$31,584,380	$770,137	$—	$32,354,517
There were no Level 3 assets held by the Company during 2018 or 2017. There were no transfers into or out of Level 3 during 2018 or 2017.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2018		December 31, 2017
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$968	$968	$1,135	$1,135
Policy loans	1,249	1,249	1,233	1,233
Reinsurance deposit and receivables	971,884	1,013,238	1,031,957	1,100,932

	$974,101	$1,015,455	$1,034,325	$1,103,300

Financial Liabilities:
Contract holder deposit funds	$640,925	$678,625	$662,545	$731,222
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2018	2017	2016
Current:
Federal	$4,477	$28,204	$12,997
State	288	606	282
	$4,765	$28,810	$13,279
Deferred:
Federal	$2,506	$29,698	$1,290
State	213	(49)	358
	$2,719	$29,649	$1,648

Income tax expense	$7,484	$58,459	$14,927
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.
Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2018	2017
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$19,469	$18,547
Contract holder reserves	30,427	43,201
Contract holder reserves - TCJA Transition Adjustment	(10,446)	(20,106)
Unrealized gains on available-for-sale securities	3,398	(364)
Deferred revenue	3,357	3,584
Capital loss carry forward	1,504	—
Deferred compensation and retirement benefit plans	1,008	918
Other, net	680	1,169
Net deferred tax asset before valuation allowance	49,397	46,949
Valuation allowance	(4,902)	—
Net deferred tax asset after valuation allowance	$44,495	$46,949

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
At December 31, 2018, the Company had deferred tax assets related to net capital loss carry forwards of $1,504, which if unused, will expire in 2023 and net unrealized losses on its available-for-sale debt securities of $3,398. The Company determined that it is more likely than not that the benefit from the net capital loss carry forward and net unrealized losses on its available-for-sale debt securities will not be realized given limited evidence supporting projections for sufficient future taxable income that is capital in nature. Accordingly, the Company recorded a valuation allowance of $4,902 as of December 31, 2018 related to these deferred tax assets. The Company recorded a valuation allowance of $0 as of December 31, 2017. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2018	2017	2016

Tax provision at U.S. Federal statutory rate	$19,032	$31,139	$32,554
Impact of the Tax Cuts and Jobs Act	—	31,040	—
Unrecognized tax benefits	8,874	18,235	—
Dividends received deduction	(14,516)	(12,072)	(8,914)
IRC 45 tax credit	(10,653)	(7,518)	(7,011)
Increase in valuation allowance	1,504	—	—
Other, net	3,243	(2,365)	(1,702)
Income tax expense	$7,484	$58,459	$14,927
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction;(iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax asset balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax assets of approximately $31,040.
The effects of tax legislation were recognized in the period of enactment. The Company provided a provisional estimate related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance as of December 31, 2017. The Company made additional refinements to income taxes related to the provisional amounts during the year ended December 31, 2018.
At December 31, 2018, the Company had net capital loss carry forwards available to offset against future taxable income of $7,099 that expire in 2023.
The Company paid net federal and state income taxes of $4,973, $14,250, and $26,387 in 2018, 2017, and 2016, respectively.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2015. The Company is not currently under examination for the income tax filings in any other jurisdictions.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2018 are $27,301 (including $1,729 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2018, 2017 or 2016.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2018	2017	2016
FILI
Statutory net income	$91,296	$73,639	$82,424
Statutory surplus	$957,527	$876,053	$830,023

EFILI
Statutory net income	$7,825	$6,431	$11,620
Statutory surplus	$90,200	$83,147	$79,140

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $33,971, $33,039 and $34,191 in 2018, 2017 and 2016, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. FILI and
EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $33,311, $32,181, and $28,386 in 2018, 2017 and 2016, respectively.
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $18,012, $18,116, and $19,569 in 2018, 2017 and 2016, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $1,732, $1,900, and $1,754 in 2018, 2017 and 2016, respectively, for such services.
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $23,192, $29,392, and $30,636 in 2018, 2017 and 2016, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days in accordance with the terms of the respective agreements.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,681, $1,683, and $1,537 in 2018, 2017 and 2016, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $9,355, $4,937, and $4,050 in 2018, 2017 and 2016, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan ("RHRP"), a defined benefit health reimbursement arrangement covering eligible employees. In 2018, 2017 and 2016, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC. The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2018, 2017 and 2016, compensation expense related to the RHRP was $203, $235 and $219, respectively.
In March 2018, the Company issued a $300,000 unsecured revolving line of credit facility (“LOC Agreement”) to its parent, FMR LLC . The LOC Agreement was approved by the Utah Insurance Department and matures on March 14, 2019 but may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. In addition, FMR LLC has the option to convert any advances to a term loan which matures one year after the date of conversion. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts of the line of credit. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread of 71 basis points (0.71%) where the spread may change from time to time based on the terms of the LOC Agreement. During March 2018, the Company advanced $300,000 to FMR LLC. Effective December 2018, FMR LLC fully repaid all of the amounts due. There were no amounts advanced by the Company as of December 31, 2018. The Company earned $6,310 and $5 of interest and facility fees, respectively, for the year ended December 31, 2018. Effective March, 2019, the Company and FMR LLC extended the LOC Agreement for one-year.
10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2018	2017	2016
Underwriting, acquisition and insurance expenses:
Commissions, gross	$33,285	$32,181	$28,381
Compensation and benefits	21,593	16,935	14,878
Capitalization of deferred policy acquisition costs	(4,162)	(4,755)	(3,765)
Amortization of deferred policy acquisition costs	6,348	1,780	3,185
Rent expenses	1,201	1,354	1,389
Taxes, licenses and fees	2,390	1,788	2,182
General insurance expenses	20,794	28,063	27,206

Total underwriting, acquisition and insurance expenses	$81,449	$77,346	$73,456
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. The Company increased amortization by $1,008 and decreased amortization by $3,182, and $1,815 in 2018, 2017 and 2016, respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in Reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with Genworth Life Insurance Company of New York (“GLICNY”) that reinsured the fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Consolidated Statements of Comprehensive Income of $0, $0, and $11,445 for the years ended December 31, 2018, 2017 and 2016, respectively.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2018	2017
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$481,052	$518,192
Principal Life Insurance Company	452,395	472,736

Reinsurance deposits and receivables	$933,447	$990,928

Contract holder deposit funds and future contract and policy benefits	$933,447	$990,928

Interest on reinsurance deposit	$24,354	$25,538

Contract and policy benefits and expenses	$20,599	$21,605
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2018	2017	2016

Direct life premiums	$13,873	$14,269	$14,513
Reinsurance ceded, net of ceding expense allowance	(5,712)	(7,308)	(7,779)
Net premiums	$8,161	$6,961	$6,734

Direct contract and policy benefits	$86,373	$92,343	$114,455
Reinsurance ceded benefits incurred	(57,625)	(63,258)	(71,039)
Reinsurance costs	15,531	17,306	17,124
Net contract and policy benefits	$44,279	$46,391	$60,540
12. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

13. SUBSEQUENT EVENTS:
The Company has evaluated subsequent events from the balance sheet date through April 25, 2019 and did not identify any events that would require adjustments to, or disclosure in, the financial statements.

29

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a)                                     Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)                                 Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2018.

(2)                                 Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2018 and 2017.

(3)                                 Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4)                                 Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2018 and 2017.

(5)                                 Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2018, 2017 and 2016.

(6)                                 Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2018, 2017 and 2016.

(7)                                 Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2018, 2017 and 2016.

(8)                                 Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9)                                 There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1)                                 Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2)                                 Custody Agreement - Not Applicable

(3)                                 Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. (Note 1)

(4)                                 Variable Annuity Policy (Note 2)

(5)                                 Form of Application for Deferred Variable Annuity (Note 2)

(6)                                 Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life.  (Note 1)

(b) Amended Bylaws of Fidelity Investments Life.  (Note 1)

(7)                                 Form of Reinsurance Agreement (Note 2)

(8)                                 Not Applicable

(9)                                 Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9.

(10)                          Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11)                          Not Applicable

(12)                          Not Applicable

(13)                          (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(14)                          Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson, Jr. (Note 3)

(b)                                 Power of Attorney for Norman L. Ashkenas (Note 3)

(c)                                  Power of Attorney for Peter G. Johannsen (Note 3)

(d)                                 Power of Attorney for Malcolm MacKay (Note 3)

(e)                                  Power of Attorney for Kathleen A. Murphy (Note 3)

(f)                                   Power of Attorney for Rodney R. Rohda (Note 3)

(g)                                  Power of Attorney for Roger T. Servison (Note 3)

(h)                                 Power of Attorney for Sriram Subramaniam (Note 3)

(i)                                     Power of Attorney for Miles Mei (Note 3)

(j)                                    Power of Attorney for Jane P. Jamieson (Note 4)

(k)                                 Power of Attorney for Nancy D. Prior (Note 4)

(Note 1)  Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 26, 1996.

(Note 2)  Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on April 4, 2007

(Note 3) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018.

Item 25 Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary

Miles Mei	Treasurer
Felicia F. Tierney	Vice President, Human Resources
Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Maryann P. Crews	Illustration Actuary
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer

Joshua M. Deakin	Vice President, Client Services and Operations
Sandra Gorham	Vice President, Technology Management
Richard S. Rowland	Vice President, Channel Development

The address for each of the persons named in Item 25 is 900 Salem Street, Smithfield, RI 02917

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27 Number of Contract Owners.

On March 29, 2019 there were 5,376 Qualified Contracts and 785 Non-Qualified Contracts.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President
	Kevin M. Barry	Director
	David Canter	Director
	Kathleen Murphy	Director

Michael Lyons	Chief Financial Officer
Michael Lyons	Senior Vice President and Treasurer

David Forman	Secretary and Chief Legal Officer
Norman Ashkenas	Chief Compliance Officer
Peter D. Stahl	Assistant Secretary
Eric C. Green	Assistant Treasurer

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

(c)  $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, RI 02917.

Item 31 Management Services - Not applicable

Item 32 Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 30th day of April, 2019.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2019.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rhoda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
)
/s/ *		)
Malcolm MacKay	Director	)
)

/s/ *		) By:	/s/Lance A. Warrick
Peter G. Johannsen	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)